Intermediate Bond Fund of America®
Investment portfolio
May 31, 2024
unaudited

Bonds, notes & other debt instruments 97.70% Mortgage-backed obligations 44.07% Federal agency mortgage-backed obligations 35.36%	Principal amount (000)	Value (000)
Fannie Mae Pool #458079 9.00% 11/20/2026[1]	USD— [2]	$— [2]
Fannie Mae Pool #AB4213 3.00% 1/1/2027[1]	363	352
Fannie Mae Pool #AJ9184 3.50% 1/1/2027[1]	682	663
Fannie Mae Pool #AB4920 3.00% 4/1/2027[1]	2,864	2,776
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	1	1
Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #AX3593 3.00% 6/1/2027[1]	1,253	1,217
Fannie Mae Pool #AO7778 3.00% 7/1/2027[1]	332	319
Fannie Mae Pool #310129 3.50% 7/1/2027[1]	1,591	1,553
Fannie Mae Pool #AB7551 3.00% 1/1/2028[1]	107	102
Fannie Mae Pool #AR9883 3.00% 4/1/2028[1]	93	89
Fannie Mae Pool #AT0321 3.50% 4/1/2028[1]	136	131
Fannie Mae Pool #AT4968 3.00% 5/1/2028[1]	248	238
Fannie Mae Pool #AB9654 3.00% 6/1/2028[1]	2,177	2,093
Fannie Mae Pool #AB9935 3.00% 7/1/2028[1]	2,127	2,043
Fannie Mae Pool #AS0192 3.00% 8/1/2028[1]	3,075	2,952
Fannie Mae Pool #AS0113 3.50% 8/1/2028[1]	1,263	1,223
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]	8	7
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]	2	1
Fannie Mae Pool #AU6684 3.50% 9/1/2028[1]	4,513	4,368
Fannie Mae Pool #AS0503 3.50% 9/1/2028[1]	3,750	3,628
Fannie Mae Pool #AU8095 3.50% 9/1/2028[1]	547	527
Fannie Mae Pool #AS0756 3.00% 10/1/2028[1]	3,100	2,973
Fannie Mae Pool #AU7549 3.50% 10/1/2028[1]	1,718	1,664
Fannie Mae Pool #AS1063 3.00% 11/1/2028[1]	4,831	4,629
Fannie Mae Pool #AS0904 3.50% 11/1/2028[1]	2,428	2,350
Fannie Mae Pool #AS1071 3.50% 11/1/2028[1]	2,279	2,205
Fannie Mae Pool #AS0905 3.50% 11/1/2028[1]	1,958	1,894
Fannie Mae Pool #AV0637 3.50% 11/1/2028[1]	213	206
Fannie Mae Pool #AS1296 3.00% 12/1/2028[1]	3,613	3,459
Fannie Mae Pool #AV4997 3.50% 1/1/2029[1]	2,474	2,391
Fannie Mae Pool #AL4843 3.50% 2/1/2029[1]	2,908	2,813
Fannie Mae Pool #AS1641 3.50% 2/1/2029[1]	1,816	1,756
Fannie Mae Pool #AS1639 3.50% 2/1/2029[1]	988	952
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]	1	1
Fannie Mae Pool #AW1249 3.00% 5/1/2029[1]	299	283
Fannie Mae Pool #AL5688 3.50% 8/1/2029[1]	4,265	4,129
Fannie Mae Pool #AX1256 3.50% 8/1/2029[1]	436	419
Fannie Mae Pool #AX1293 3.50% 9/1/2029[1]	1,428	1,375
Fannie Mae Pool #AL6368 3.00% 10/1/2029[1]	1,304	1,244
Fannie Mae Pool #AL6140 3.50% 12/1/2029[1]	6,246	6,020
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	58	55
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]	105	100
Fannie Mae Pool #AZ3371 3.50% 7/1/2030[1]	3,070	2,954
Fannie Mae Pool #AL7141 3.50% 7/1/2030[1]	934	896
Intermediate Bond Fund of America — Page 1 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	USD76	$72
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]	133	128
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]	867	813
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]	207	193
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]	20	19
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	3
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]	7,358	7,066
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]	7	6
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]	62	58
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	22	22
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	16	16
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	32	32
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	141	139
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	58	58
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]	98	99
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,460	2,054
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,764	2,301
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	26,052	21,753
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	233	229
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	12,433	10,342
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	10,130	8,439
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	4,799	4,007
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	93,043	77,514
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	8,472	7,074
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	214	201
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	98	96
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	22,222	18,362
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	63	62
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]	37,694	30,216
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	5,182	4,280
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	127	125
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	4,914	4,057
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	1,697	1,398
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	317	289
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	158	143
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	43	39
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	60	54
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,472	1,343
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	485	441
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	69	63
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	46	42
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	97	87
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	824	741
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	31,110	27,958
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	1,150	1,006
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]	17,319	15,542
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	1,415	1,230
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	679	609
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	205	185
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	104	94
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	88	79
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	46	42
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	47	44
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,122	1,043
Intermediate Bond Fund of America — Page 2 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	USD28,062	$25,233
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	511	459
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	668	621
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	906	842
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	239	222
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	114	110
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	340	319
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,069	2,093
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	8,074	7,255
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	5,472	4,935
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,361	1,221
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	7,037	6,334
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,937	3,531
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]	39,869	34,259
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	12,223	10,381
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]	27,208	23,281
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	3,913	3,227
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	168	143
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	10,947	9,018
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	85	73
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	320	273
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	141	120
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	9,171	7,525
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	5,617	4,640
Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]	4,719	3,696
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,771	1,380
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	5,291	4,576
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	90	77
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,049	4,712
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	48	41
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	17,972	14,794
Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]	15,402	12,053
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	5,786	4,512
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	83	65
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	21,213	18,210
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	1,397	1,187
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	168	142
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	39,094	30,380
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	3,542	2,895
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	129	110
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	165	128
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,467	1,206
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	5,609	4,347
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	384	301
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	8,524	7,020
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	4,009	3,317
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	9,511	8,106
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	4,098	3,501
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,204	1,031
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,741	1,348
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	26,279	21,874
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	15,128	12,392
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	13,831	11,353
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	13,628	11,170
Intermediate Bond Fund of America — Page 3 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	USD6,659	$5,458
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	5,226	4,290
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	5,157	4,231
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	4,391	3,627
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	6,048	5,206
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,179	1,007
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	12,462	10,615
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	17,169	13,297
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	13,173	10,205
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	5,912	4,602
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	3,556	2,752
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	884	684
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	1,605	1,316
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	489	419
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,259	1,749
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,214	1,713
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,788	1,385
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	912	706
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	2,970	2,298
Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]	50	47
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,302	3,004
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	821	829
Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]	261	258
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	98,046	89,129
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	973	911
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	748	701
Fannie Mae Pool #BW7750 4.00% 10/1/2052[1]	515	468
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	20,324	19,042
Fannie Mae Pool #BW1215 4.50% 10/1/2052[1]	2,304	2,159
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	7,690	7,590
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	6,955	6,866
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	3,537	3,314
Fannie Mae Pool #BX3101 5.50% 11/1/2052[1]	184	181
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	17,131	16,866
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	70,904	64,413
Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	26,954	25,253
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	3,008	2,966
Fannie Mae Pool #BX5592 5.50% 1/1/2053[1]	986	973
Fannie Mae Pool #BX0856 5.50% 1/1/2053[1]	28	28
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	15,477	15,525
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	457	459
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	16,691	16,449
Fannie Mae Pool #BX7551 5.50% 2/1/2053[1]	1,574	1,551
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	— [2]	— [2]
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	4,916	4,848
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	1,792	1,768
Fannie Mae Pool #BX9111 5.50% 3/1/2053[1]	1,688	1,664
Fannie Mae Pool #BX7555 5.50% 3/1/2053[1]	1,222	1,204
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	1,082	1,068
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	— [2]	— [2]
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	30,397	29,936
Fannie Mae Pool #BX9999 5.50% 4/1/2053[1]	3,497	3,445
Fannie Mae Pool #BY3206 5.50% 4/1/2053[1]	2,110	2,080
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	1,945	1,919
Intermediate Bond Fund of America — Page 4 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	USD1,752	$1,728
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	1,695	1,673
Fannie Mae Pool #BX8883 5.50% 4/1/2053[1]	1,366	1,346
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	6,939	6,960
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	442	445
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,329	5,471
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	1,622	1,473
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	8,475	8,169
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	20,321	20,003
Fannie Mae Pool #BY2505 5.50% 5/1/2053[1]	2,301	2,267
Fannie Mae Pool #BY3207 5.50% 5/1/2053[1]	1,872	1,845
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	1,679	1,655
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	1,572	1,551
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,183	1,166
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	58,051	58,181
Fannie Mae Pool #BY1721 6.00% 5/1/2053[1]	6,017	6,049
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	1,088	1,091
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	6,300	5,903
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	54,340	53,499
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	25,664	25,321
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	1,195	1,179
Fannie Mae Pool #BY5242 5.50% 6/1/2053[1]	43	43
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	95,233	95,450
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	30,402	30,546
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	18,639	18,730
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	13,695	13,783
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	10,712	10,752
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	363	364
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	20,589	21,135
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	7,058	7,197
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	5,343	5,453
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	8,959	6,932
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	21,379	20,030
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	90,024	88,603
Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	3,027	3,043
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	8,668	8,121
Fannie Mae Pool #MA5108 6.00% 8/1/2053[1]	183,989	184,407
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	41,285	41,360
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,867	1,696
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	284	279
Fannie Mae Pool #FS6163 6.00% 10/1/2053[1]	37,884	38,122
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	18,929	18,963
Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	4,294	4,317
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	447	406
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,807	3,747
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	45,557	45,764
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	31,787	31,936
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	22,276	22,318
Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,665	1,289
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,742	2,699
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	170,543	171,316
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	29,255	29,308
Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	32,403	32,986
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	42,889	43,070
Intermediate Bond Fund of America — Page 5 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	USD13,141	$13,163
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	49,279	50,155
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	22,460	22,550
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	41,027	41,809
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	876	893
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	51,889	53,320
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	2,928	2,658
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,545	6,441
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	6,226	6,133
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,810	2,776
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	1,703	1,681
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	1,466	1,447
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	24,687	24,816
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	11,215	11,285
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	459	460
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	1,000	908
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	8,027	7,906
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,880	5,805
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	797	784
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	3,064	3,128
Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	2,727	2,476
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	12,149	10,610
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]	1,331	1,258
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	7,959	6,932
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	5,097	4,461
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	9,892	8,089
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	2,614	2,137
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	3,105	2,912
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	80	84
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	156	163
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	30	30
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.508% 7/25/2024[1,3]	590	586
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[1,3]	568	562
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	16,000	15,311
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]	86	76
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]	307	262
Freddie Mac Pool #G14278 3.50% 10/1/2026[1]	1,907	1,868
Freddie Mac Pool #J17236 3.50% 11/1/2026[1]	414	403
Freddie Mac Pool #ZK3828 3.00% 1/1/2027[1]	501	485
Freddie Mac Pool #G14502 3.00% 2/1/2027[1]	940	911
Freddie Mac Pool #ZK3899 3.00% 2/1/2027[1]	136	132
Freddie Mac Pool #ZK3929 3.00% 3/1/2027[1]	303	293
Freddie Mac Pool #ZK3934 3.00% 3/1/2027[1]	66	63
Freddie Mac Pool #ZK6134 3.00% 10/1/2028[1]	2,260	2,170
Freddie Mac Pool #ZK6157 3.00% 10/1/2028[1]	2,240	2,149
Freddie Mac Pool #J25843 3.50% 10/1/2028[1]	985	953
Freddie Mac Pool #ZA3673 3.00% 11/1/2028[1]	4,704	4,508
Freddie Mac Pool #V60341 3.00% 11/1/2028[1]	2,789	2,675
Freddie Mac Pool #ZK6172 3.00% 11/1/2028[1]	1,069	1,025
Freddie Mac Pool #J26473 3.50% 11/1/2028[1]	2,774	2,685
Freddie Mac Pool #J26343 3.50% 11/1/2028[1]	989	957
Freddie Mac Pool #V60362 3.00% 12/1/2028[1]	1,768	1,696
Intermediate Bond Fund of America — Page 6 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G14942 3.50% 12/1/2028[1]	USD3,806	$3,690
Freddie Mac Pool #V60368 3.50% 12/1/2028[1]	1,921	1,862
Freddie Mac Pool #V60448 3.00% 1/1/2029[1]	2,021	1,938
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	862	829
Freddie Mac Pool #ZA3699 3.00% 2/1/2029[1]	3,424	3,280
Freddie Mac Pool #V60493 3.00% 2/1/2029[1]	2,652	2,540
Freddie Mac Pool #J27240 3.50% 2/1/2029[1]	1,428	1,383
Freddie Mac Pool #J27711 3.50% 3/1/2029[1]	88	84
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]	21	20
Freddie Mac Pool #J28177 3.50% 5/1/2029[1]	922	887
Freddie Mac Pool #J28422 3.50% 6/1/2029[1]	1,488	1,439
Freddie Mac Pool #ZS6995 3.00% 8/1/2029[1]	2,093	2,001
Freddie Mac Pool #J28964 3.50% 8/1/2029[1]	486	468
Freddie Mac Pool #J29039 3.50% 8/1/2029[1]	313	302
Freddie Mac Pool #J28885 3.50% 8/1/2029[1]	145	140
Freddie Mac Pool #G15175 3.00% 9/1/2029[1]	4,253	4,064
Freddie Mac Pool #V60616 3.00% 9/1/2029[1]	3,001	2,870
Freddie Mac Pool #ZA3742 3.00% 11/1/2029[1]	3,885	3,703
Freddie Mac Pool #V60622 3.00% 11/1/2029[1]	2,249	2,149
Freddie Mac Pool #V60651 3.00% 11/1/2029[1]	2,017	1,924
Freddie Mac Pool #ZA3750 3.00% 12/1/2029[1]	2,391	2,279
Freddie Mac Pool #J30209 3.50% 12/1/2029[1]	67	65
Freddie Mac Pool #ZK7089 3.00% 1/1/2030[1]	2,651	2,519
Freddie Mac Pool #ZA3774 3.00% 3/1/2030[1]	3,853	3,665
Freddie Mac Pool #J32008 3.00% 6/1/2030[1]	2,004	1,905
Freddie Mac Pool #J33952 3.00% 3/1/2031[1]	632	594
Freddie Mac Pool #J36382 3.50% 2/1/2032[1]	226	216
Freddie Mac Pool #J36383 3.50% 2/1/2032[1]	164	157
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	63	58
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,235	1,866
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	3,972	3,316
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	54,995	45,913
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	85,415	71,151
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	7,864	6,565
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,300	1,075
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	18,555	15,330
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	5,772	4,766
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	24,244	19,997
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	1,646	1,356
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	30	28
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	328	300
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	485	443
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	398	361
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	382	345
Freddie Mac Pool #760012 3.139% 4/1/2045[1,3]	722	709
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]	456	450
Freddie Mac Pool #760014 2.751% 8/1/2045[1,3]	1,360	1,305
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,951	4,467
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,831	1,651
Freddie Mac Pool #760015 2.659% 1/1/2047[1,3]	2,252	2,115
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	611	543
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	768	682
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	915	823
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	661	594
Intermediate Bond Fund of America — Page 7 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	USD652	$586
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	639	574
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	506	456
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	474	427
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	372	334
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	274	248
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	176	160
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	172	156
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	6,438	5,993
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	219	197
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	627	583
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	564	525
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	277	259
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	341	307
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	202	182
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	174	156
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	907	843
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,355	1,294
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	704	675
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	501	477
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,235	2,005
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	20,677	18,439
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	614	550
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	5,008	4,507
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,886	4,397
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	4,414	3,798
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]	9,320	7,974
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	337	288
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	146	124
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	4,170	3,446
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	18,286	14,240
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]	8,543	6,738
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	52,299	41,005
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	3,440	2,812
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	67	57
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	14,413	11,877
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]	5,817	4,778
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	103,027	88,060
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	72	61
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	4,557	3,538
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	3,917	3,217
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	3,869	3,188
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	149	127
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	870	672
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	11,612	9,517
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	14	11
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,749	2,260
Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	885	685
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	886	684
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	9,477	8,496
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	990	875
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,991	2,313
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	270	209
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	35,103	30,045
Intermediate Bond Fund of America — Page 8 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	USD2,210	$1,710
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	6,271	5,157
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	14,787	12,981
Freddie Mac Pool #QE4613 4.00% 6/1/2052[1]	542	494
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	79	72
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	9,645	9,037
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,519	5,017
Freddie Mac Pool #QE9425 4.50% 8/1/2052[1]	1,435	1,344
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	207	194
Freddie Mac Pool #QE7695 5.00% 8/1/2052[1]	16,631	16,029
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	57,908	52,586
Freddie Mac Pool #QE9448 4.50% 9/1/2052[1]	20,380	19,094
Freddie Mac Pool #QE8940 4.50% 9/1/2052[1]	12,572	11,779
Freddie Mac Pool #QF0616 4.50% 9/1/2052[1]	4,061	3,805
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	940	881
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	237	222
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	138	130
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	62,193	59,940
Freddie Mac Pool #QF1221 4.00% 10/1/2052[1]	1,287	1,171
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	21,432	20,080
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	1,376	1,289
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	91	85
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	14,093	13,584
Freddie Mac Pool #QF1573 5.50% 10/1/2052[1]	746	737
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	22,031	21,733
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	74,809	72,109
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	1,152	1,134
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	2,410	2,323
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	31,789	31,894
Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	3,710	3,373
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,053	957
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	9,906	9,772
Freddie Mac Pool #QF7073 5.50% 2/1/2053[1]	1,784	1,760
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	1,385	1,366
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	1,176	1,160
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	959	946
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	740	729
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	7,103	7,122
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	4,728	4,662
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	13,881	13,379
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	6,768	6,521
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	36,993	36,434
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	1,593	1,572
Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]	1,364	1,343
Freddie Mac Pool #QG0979 5.50% 4/1/2053[1]	1,271	1,253
Freddie Mac Pool #QG1387 5.50% 4/1/2053[1]	1,133	1,117
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	95	89
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	120,928	119,065
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	7,299	7,199
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	2,548	2,511
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	1,758	1,734
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	10,524	10,548
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	2,878	2,951
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	6,722	6,297
Intermediate Bond Fund of America — Page 9 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG5436 5.00% 6/1/2053[1]	USD30,670	$29,615
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	4,466	4,302
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	68,434	67,354
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	1,206	1,190
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	1,156	1,140
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	934	920
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	34,167	34,254
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	9,959	10,019
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	9,219	9,279
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	6,231	6,261
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	4,278	4,338
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	715	717
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	7,471	7,658
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	6,525	6,659
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	6,040	6,200
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	5,775	5,940
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,189	4,318
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,109	3,187
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,332	2,376
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,634	1,691
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	487	469
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	232,593	228,964
Freddie Mac Pool #QG7218 6.00% 7/1/2053[1]	17,022	17,075
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	528	530
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	2,924	2,655
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	817	804
Freddie Mac Pool #SD3817 6.00% 9/1/2053[1]	18,460	18,560
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	273,896	278,969
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,339	1,216
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	9,092	8,949
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	47,469	47,588
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	67,256	68,399
Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	3,085	2,802
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	307,123	295,798
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,624	3,567
Freddie Mac Pool #SD4703 6.00% 11/1/2053[1]	66,967	67,387
Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	2,000	1,547
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,037	941
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	64,191	64,298
Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	6,047	6,080
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	877	796
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	35,792	35,940
Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	16,092	16,193
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	960	964
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	695	708
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	21,914	21,565
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	662	663
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,951	2,913
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,994	1,964
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	797	784
Freddie Mac Pool #QI2281 6.00% 4/1/2054[1]	14,201	14,268
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,818
Freddie Mac, Series T041, Class 3A, 4.358% 7/25/2032[1,3]	112	104
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	803	789
Intermediate Bond Fund of America — Page 10 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[1,3]	USD10,647	$10,518
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]	498	489
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]	20,769	20,221
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]	16,221	15,962
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	5,181	5,074
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]	1,000	968
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]	1,000	953
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1]	989	947
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	3,000	2,884
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	7,250	7,004
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	8,252	7,799
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	39,995	40,645
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	15,933	16,247
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	5,000	4,696
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,872
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	44,953	43,827
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	18,557	18,837
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	5,358	4,507
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	4,990	4,172
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	3,000	2,514
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	2,536	2,133
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]	1,005	928
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	1,558	1,436
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]	6,000	5,540
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]	3,000	2,857
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	52	44
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]	262	232
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	165	148
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]	62	50
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	5,337	4,877
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,273	4,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,060	923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	5,564	5,056
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	5,398	4,927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,570	4,642
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	5,427	4,777
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	2,827	2,497
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	16,927	15,890
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	6,990	6,106
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	7,286	6,350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,596	2,418
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,500	2,179
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	2,104	1,836
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	541	502
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	3,801	3,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063[1]	19,345	15,767
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	869	815
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11,672	10,925
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	28,156	25,715
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	16,301	14,976
FREMF Mortgage Trust, Series K-517, Class A2, 5.355% 1/25/2029[1,3]	19,834	20,138
FREMF Mortgage Trust, Series K-162, Class A2, 5.15% 12/25/2033[1]	2,877	2,925
Government National Mortgage Assn. 3.00% 6/1/2054[1,4]	27,727	23,956
Government National Mortgage Assn. 4.00% 6/1/2054[1,4]	1,500	1,379
Intermediate Bond Fund of America — Page 11 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 6/1/2054[1,4]	USD128,247	$127,232
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]	6	6
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	20,976	19,499
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	5	5
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[1]	41	34
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	51,796	41,566
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	27,829	23,215
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	6,994	5,786
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,132	4,219
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	6,464	5,328
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	3,335	2,747
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	6,104	5,031
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	652	544
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	4,835	4,034
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	2,904	2,593
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]	394	373
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	16,235	14,496
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	1,436	1,321
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	30,544	28,892
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	10,154	7,506
Uniform Mortgage-Backed Security 2.00% 6/1/2039[1,4]	9,550	8,343
Uniform Mortgage-Backed Security 2.50% 6/1/2039[1,4]	14,000	12,579
Uniform Mortgage-Backed Security 3.00% 6/1/2039[1,4]	1,421	1,307
Uniform Mortgage-Backed Security 4.00% 6/1/2039[1,4]	8,000	7,671
Uniform Mortgage-Backed Security 2.00% 6/1/2054[1,4]	31,690	24,453
Uniform Mortgage-Backed Security 2.50% 6/1/2054[1,4]	8,641	6,979
Uniform Mortgage-Backed Security 3.00% 6/1/2054[1,4]	14,594	12,273
Uniform Mortgage-Backed Security 3.50% 6/1/2054[1,4]	5,166	4,530
Uniform Mortgage-Backed Security 4.00% 6/1/2054[1,4]	23,539	21,364
Uniform Mortgage-Backed Security 4.50% 6/1/2054[1,4]	12,450	11,659
Uniform Mortgage-Backed Security 5.00% 6/1/2054[1,4]	88,523	85,205
Uniform Mortgage-Backed Security 5.50% 6/1/2054[1,4]	18,687	18,387
Uniform Mortgage-Backed Security 6.00% 6/1/2054[1,4]	59,024	59,115
Uniform Mortgage-Backed Security 6.50% 6/1/2054[1,4]	538,576	547,477
Uniform Mortgage-Backed Security 7.00% 6/1/2054[1,4]	194,562	199,891
Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,4]	16,168	13,069
Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]	18,349	15,443
Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]	67,454	59,171
Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,4]	100,982	94,573
Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,4]	133,907	128,867
Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,4]	42,846	42,147
Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]	113,384	113,504
Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]	1,169,371	1,187,876
Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]	16,000	16,425
		8,564,339
Commercial mortgage-backed securities 4.64%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[1,3]	3,412	3,362
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,5]	2,972	2,697
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]	3,500	3,289
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	2,286	2,153
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	3,750	3,641
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	11,474	10,893
Intermediate Bond Fund of America — Page 12 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]	USD3,909	$4,136
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,814	8,534
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	7,587	6,770
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	2,157	1,828
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	17,496	16,910
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.236% 3/15/2037[1,3,5]	2,539	2,423
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[1,3]	777	829
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	3,050	2,846
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	4,103	3,875
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,3]	8,784	8,142
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,140	4,759
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	2,202	1,829
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	6,005	4,817
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	2,000	1,602
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,500	1,194
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	15,918	12,868
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	10,274	8,268
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]	1,000	827
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	8,950	7,845
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	1,650	1,462
BENCHMARK Mortgage Trust, Series 2024-V7, Class A3, 6.228% 6/15/2029[1]	6,957	7,174
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.659% 3/15/2041[1,3,5]	8,368	8,385
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,3]	2,661	2,773
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	5,500	5,774
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[1,3]	3,648	3,709
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.086% 5/15/2039[1,3,5]	18,453	18,486
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.215% 4/15/2037[1,3,5]	45,015	45,335
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.432% 6/15/2027[1,3,5]	27,203	27,375
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.759% 4/15/2029[1,3,5]	12,408	12,434
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.841% 5/15/2034[1,3,5]	6,194	6,210
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.02% 9/15/2034[1,3,5]	38,988	38,598
BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 6.481% 5/15/2035[1,3,5]	1,684	1,679
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.131% 9/15/2036[1,3,5]	50,563	50,247
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.381% 9/15/2036[1,3,5]	5,089	5,059
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.33% 10/15/2036[1,3,5]	47,790	47,408
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.808% 4/15/2037[1,3,5]	11,570	11,578
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.101% 6/15/2038[1,3,5]	27,184	27,013
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.301% 6/15/2038[1,3,5]	5,368	5,332
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.531% 6/15/2038[1,3,5]	2,693	2,675
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.281% 11/15/2038[1,3,5]	21,607	21,528
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.307% 2/15/2039[1,3,5]	18,217	18,084
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.768% 8/15/2039[1,3,5]	7,676	7,723
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	9,331	8,648
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	2,000	1,846
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	8,609	8,009
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,5]	14,000	14,347
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 10/12/2040[1,3,5]	67,170	67,593
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,500	1,431
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[1]	735	733
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,500	2,345
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	11,864	11,591
Intermediate Bond Fund of America — Page 13 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	USD510	$444
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[1]	797	795
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	3,000	2,947
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]	1,821	1,804
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	5,975	5,572
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	2,188	2,163
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	851	797
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.554% 11/18/2048[1,3]	138	131
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,375	2,248
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	3,000	2,632
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,760	2,722
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	9,316	9,530
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	150	141
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,5,6]	4,152	4,112
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2027[1,3,5]	9,159	9,170
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2027[1,3,5]	8,322	8,332
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.511% 7/15/2038[1,3,5]	24,750	24,747
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.811% 7/15/2038[1,3,5]	4,450	4,448
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	16,391	16,670
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	10,941	10,994
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	9,055	8,875
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	13,733	14,132
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	6,935	5,625
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 5/15/2041[1,3,5]	14,461	14,542
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.351% 7/15/2025[1,3,5]	10,484	10,459
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[1,3,5]	1,548	1,509
GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.31% 3/10/2041[1,3,5]	4,789	4,688
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	2,772	2,757
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,581	2,448
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[1]	1,834	1,790
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	4,830	4,489
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,809	1,528
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	2,975	2,372
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.764% 5/17/2038[1,3,5]	29,000	28,984
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]	795	756
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,3,5]	5,246	5,235
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	5,333	5,053
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	12,313	10,957
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	1,164	982
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	1,000	942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	948
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]	8,385	7,431
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.232% 4/15/2038[1,3,5]	15,623	15,544
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	135	134
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	1,500	1,453
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	14,000	13,688
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	1,000	972
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	400	380
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.593% 3/15/2049[1,3]	138	123
Intermediate Bond Fund of America — Page 14 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,5,6]	USD15,184	$15,208
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	1,385	1,453
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	10,751	9,704
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]	1,164	1,005
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.692% 5/15/2039[1,3,5]	6,725	6,741
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.581% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	13,300	12,699
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.931% 5/15/2038[1,3,5]	2,472	2,332
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.008% 7/15/2036[1,3,5]	12,480	12,378
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.162% 11/15/2038[1,3,5]	35,884	35,771
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.317% 1/15/2039[1,3,5]	38,092	37,859
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	800	788
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]	8,750	8,576
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	3,000	2,933
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]	2,779	2,704
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.08% 5/15/2048[1,3]	138	125
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	4,000	3,885
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	9,455	9,022
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,832
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	11,000	10,398
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]	1,000	912
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[1,3]	2,250	2,170
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	8,400	8,149
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.54% 9/15/2058[1,3]	1,690	1,619
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,000	960
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	5,000	4,694
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]	1,500	1,483
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]	7,151	7,103
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.106% 11/15/2027[1,3,5]	19,755	19,869
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,3,5]	2,077	2,077
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,3,5]	891	890
		1,123,455
Collateralized mortgage-backed obligations (privately originated) 4.07%
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.174% 10/25/2035[1,3]	980	956
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	10,103	8,647
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	3,505	3,316
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	1,304	1,206
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	12,007	11,139
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]	14,432	12,990
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	5,870	5,310
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	4,505	4,317
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	6,874	6,097
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]	2,200	2,065
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]	1,095	1,061
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]	14,527	14,316
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	15,745	14,722
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]	869	820
Intermediate Bond Fund of America — Page 15 of 53

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	USD1,255	$1,108
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,5]	12,081	11,837
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,5]	527	506
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]	5,571	5,458
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,5]	4,126	4,074
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	2,463	2,337
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,3,5]	11,628	10,009
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]	1,940	1,915
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	38,183	35,046
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	1,661	1,496
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]	10,000	9,092
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,5,6]	12,416	12,358
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,538	1,313
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.338% 11/25/2024[1,3]	1,265	1,286
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.724% 12/25/2042[1,3,5]	9,937	10,234
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.224% 6/25/2043[1,3,5]	3,478	3,523
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.374% 1/25/2044[1,3,5]	7,473	7,478
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 2/25/2044[1,3,5]	6,898	6,913
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,3,5]	6,568	6,583
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	3,771	3,554
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]	1,101	1,008
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]	1,217	1,169
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	1,727	1,475
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]	10,099	9,947
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	55	55
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	68	70
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	76	74
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	59	59
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	2,441	2,300
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	10,093	10,685
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	13,632	14,477
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	1,956	2,082
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	2,227	2,216
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	1,878	1,480
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]	15,981	13,090
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.138% 4/25/2028[1,3]	1,244	1,297
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.988% 7/25/2028[1,3]	8,951	9,486
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.088% 10/25/2028[1,3]	486	511
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 7.238% 7/25/2030[1,3]	3,309	3,360
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (30-day Average USD-SOFR + 0.75%) 6.074% 10/25/2033[1,3,5]	216	216
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.124% 10/25/2041[1,3,5]	2,038	2,036
Intermediate Bond Fund of America — Page 16 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.624% 2/25/2042[1,3,5]	USD1,423	$1,426
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.324% 4/25/2042[1,3,5]	1,752	1,779
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.524% 5/25/2042[1,3,5]	1,529	1,555
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.274% 6/25/2042[1,3,5]	15,702	16,192
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.474% 9/25/2042[1,3,5]	1,432	1,451
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.674% 2/25/2044[1,3,5]	10,917	10,988
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.574% 5/25/2044[1,3,5]	21,141	21,190
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.288% 2/25/2050[1,3,5]	1,651	1,669
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.438% 8/25/2050[1,3,5]	3,735	4,285
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	5,053	5,083
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	18,351	16,087
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,5,6]	12,001	11,302
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	16,704	15,272
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]	15,084	14,415
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]	2,528	2,326
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,5]	— [2]	— [2]
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,6]	23,653	23,886
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,6]	16,741	16,608
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 7.25% 2/25/2060[1,5]	9,974	10,017
Legacy Mortgage Asset Trust, Series 2020-GS2, Class A1, 2.75% 3/25/2060[1,3,5]	3,433	3,456
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060[1,5]	8,147	8,204
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	17,809	17,359
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	16,354	15,959
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	12,007	11,728
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.289% 11/25/2055[1,3,5]	48,178	48,157
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[1,3,5]	1,093	1,024
Mill City Mortgage Trust, Series 15-1, Class M3, 3.821% 6/25/2056[1,3,5]	1,387	1,354
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]	3,850	3,678
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,5]	1,841	1,779
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]	235	224
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]	1,764	1,664
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]	22	22
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]	155	151
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]	4,356	4,164
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]	596	553
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]	1,197	1,130
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]	37	35
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]	1,525	1,451
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]	1,383	1,336
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]	2,222	2,087
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]	3,516	3,279
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,5]	4,462	4,074
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.558% 3/25/2053[1,3,5]	8,983	8,712
Intermediate Bond Fund of America — Page 17 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 6.189% 2/25/2060[1,3,5]	USD3,722	$3,588
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,6]	9,887	9,879
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,6]	2,972	2,967
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,5,6]	9,633	9,616
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	8,972	8,939
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.59% 4/25/2053[1,3,5]	17,533	16,893
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,5,6]	8,657	8,635
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	9,358	9,385
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064[1,5,6]	22,159	22,359
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	15,044	12,713
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,5]	3,912	3,769
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,5]	19,134	17,744
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,5]	5,879	5,394
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,589	1,490
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,5]	9,236	8,422
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,5]	911	827
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,5]	627	561
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (3.00% on 7/1/2024)[1,5]	13,491	12,090
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	4,542	4,437
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.479% 2/25/2055[1,3,5]	7,070	6,776
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	1,506	1,488
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.579% 8/25/2055[1,3,5]	5,800	5,056
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]	4,905	4,660
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,5]	2,832	2,776
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,5]	3,615	3,445
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.039% 2/25/2057[1,3,5]	366	374
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]	7,350	7,034
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]	778	742
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]	5,575	4,892
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.667% 6/25/2057[1,3,5]	2,600	2,178
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]	397	392
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]	6,209	5,934
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]	1,144	1,103
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]	10,335	9,510
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]	59	58
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	4,595	4,458
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]	4,193	3,965
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]	2,179	2,098
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]	5,935	5,039
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.439% 5/25/2058[1,3,5]	2,447	2,500
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]	7,701	7,047
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]	369	359
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.732% 12/25/2058[1,3,5]	3,441	3,259
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]	5,000	4,407
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]	4,785	4,185
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	8,309	7,322
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]	19,040	17,811
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]	3,324	2,921
Tricon Residential, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,5]	7,211	6,986
Intermediate Bond Fund of America — Page 18 of 53

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	USD20,402	$18,849
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,5]	6,991	6,861
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,5]	152	151
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,6]	5,935	5,892
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	1,844	1,835
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,5,6]	8,569	8,575
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,5,6]	8,129	8,109
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,5,6]	21,311	21,387
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	7,590	7,603
		985,031
Total mortgage-backed obligations		10,672,825
Corporate bonds, notes & loans 20.36% Financials 6.56%
AerCap Ireland Capital DAC 1.65% 10/29/2024	1,250	1,229
AerCap Ireland Capital DAC 2.45% 10/29/2026	1,160	1,080
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]	15,000	15,334
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,6]	12,500	12,419
Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,423
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	5,934	6,000
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[6]	10,750	10,690
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[6]	13,625	13,755
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034)[6]	7,500	7,598
American International Group, Inc. 5.125% 3/27/2033	190	187
Aon Corp. 2.85% 5/28/2027	10,775	10,088
Aon Corp. 5.35% 2/28/2033	600	591
Aon North America, Inc. 5.15% 3/1/2029	20,550	20,442
Aon North America, Inc. 5.45% 3/1/2034	325	322
Banco Santander, SA 2.746% 5/28/2025	3,000	2,914
Banco Santander, SA 5.147% 8/18/2025	4,000	3,967
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	18,750	18,349
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	1,900	1,815
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]	5,795	5,739
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	8,450	8,393
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	5,000	4,974
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	600	529
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	2,696	2,742
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	23,986	19,526
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	6,000	5,909
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	1,732	1,772
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	4,275	4,248
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	10,000	10,050
Bank of New York Mellon Corp. 1.60% 4/24/2025	26,022	25,153
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	600	611
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	16,977	16,808
BlackRock Funding, Inc. 4.70% 3/14/2029	7,509	7,446
BlackRock Funding, Inc. 5.00% 3/14/2034	415	410
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	9,756	8,494
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[5,6]	3,241	3,229
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]	395	332
Intermediate Bond Fund of America — Page 19 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA 5.15% 7/21/2024[5]	USD7,545	$7,531
BPCE SA 1.625% 1/14/2025[5]	12,000	11,715
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	20,000	20,064
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	610	634
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,6]	1,760	1,760
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	3,650	3,710
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,6]	15,975	15,921
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	1,450	1,539
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	3,450	3,463
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	22,795	22,793
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	235	241
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	2,660	2,672
Charles Schwab Corp. (The) 1.15% 5/13/2026	1,675	1,549
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	91	94
Chubb INA Holdings, LLC 5.00% 3/15/2034	10,255	10,118
Citibank, NA 5.803% 9/29/2028	1,650	1,693
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	4,866	4,749
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	6,525	6,464
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	301	267
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	18,842	16,080
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	2,359	1,962
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	4,613	3,784
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,975	1,668
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	528	507
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	12,425	12,755
Corebridge Financial, Inc. 3.50% 4/4/2025	8,458	8,304
Corebridge Financial, Inc. 3.65% 4/5/2027	32,226	30,789
Corebridge Financial, Inc. 3.85% 4/5/2029	454	424
Corebridge Financial, Inc. 3.90% 4/5/2032	281	251
Crédit Agricole SA 4.375% 3/17/2025[5]	3,025	2,983
Credit Suisse AG 7.95% 1/9/2025	15,000	15,192
Credit Suisse AG 7.50% 2/15/2028	10,400	11,113
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,6]	7,500	7,520
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	13,473	12,428
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	1,600	1,653
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	800	831
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]	6,500	6,138
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,6]	15,000	15,053
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	12,150	11,232
Fiserv, Inc. 3.20% 7/1/2026	49,500	47,411
Goldman Sachs Group, Inc. (USD-SOFR + 0.505%) 5.33% 9/10/2024[3]	1,205	1,206
Goldman Sachs Group, Inc. (USD-SOFR + 0.486%) 5.33% 10/21/2024[3]	1,430	1,430
Goldman Sachs Group, Inc. 5.70% 11/1/2024	19,175	19,177
Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,433	1,408
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	10,000	9,305
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	598	556
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	6,000	5,724
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	650	677
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	33,825	34,285
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	4,187	3,381
Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[6]	672	721
Intermediate Bond Fund of America — Page 20 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	USD725	$741
Guardian Life Global Funding 0.875% 12/10/2025[5]	14,800	13,822
Guardian Life Global Funding 1.25% 11/19/2027[5]	925	813
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	2,950	2,910
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	6,150	6,038
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[6]	750	755
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	13,875	13,592
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	8,144	8,603
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]	10,000	10,216
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	17,453	15,287
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	3,512	2,944
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	1,000	833
Intercontinental Exchange, Inc. 5.25% 6/15/2031	5,120	5,145
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	15,000	14,878
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[6]	975	975
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[6]	1,000	991
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	1,000	987
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	2,000	1,957
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]	32,500	32,466
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	25,000	24,220
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	10,000	9,856
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	3,223	3,196
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	8,350	8,404
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	1,500	1,481
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	8,143	8,136
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]	2,975	3,062
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	10,391	10,257
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	37,774	38,199
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	13,993	11,330
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	15,556	15,897
KfW 0.375% 7/18/2025	20,670	19,615
KfW 5.125% 9/29/2025	10,813	10,813
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	15,025	13,921
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	7,510	7,550
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	17,025	16,985
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	8,000	7,365
Mastercard, Inc. 4.875% 3/9/2028	6,351	6,379
Mastercard, Inc. 4.875% 5/9/2034	2,445	2,411
MetLife, Inc. 5.375% 7/15/2033	2,444	2,463
Metropolitan Life Global Funding I 0.70% 9/27/2024[5]	934	920
Metropolitan Life Global Funding I 0.95% 7/2/2025[5]	31,676	30,200
Metropolitan Life Global Funding I 3.45% 12/18/2026[5]	1,650	1,583
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]	12,650	11,603
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]	9,400	9,221
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,414	2,403
Morgan Stanley 0.864% 10/21/2025 (USD-SOFR + 0.745% on 10/21/2024)[3]	1,794	1,759
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	880	864
Morgan Stanley 3.875% 1/27/2026	4,552	4,442
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	7,340	7,260
Morgan Stanley 3.125% 7/27/2026	770	736
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	1,000	932
Intermediate Bond Fund of America — Page 21 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[3]	USD700	$705
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	2,775	2,757
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	27,883	27,702
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]	5,000	5,019
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]	5,759	5,720
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	29,443	29,839
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	25,240	20,104
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	786	846
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	5,350	5,459
Nasdaq, Inc. 5.35% 6/28/2028	20,419	20,529
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]	20,000	18,476
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	700	700
New York Life Global Funding 0.90% 10/29/2024[5]	1,000	981
New York Life Global Funding 2.00% 1/22/2025[5]	24,000	23,492
New York Life Global Funding 0.95% 6/24/2025[5]	3,368	3,213
New York Life Global Funding 0.85% 1/15/2026[5]	10,870	10,133
New York Life Global Funding 4.55% 1/28/2033[5]	1,347	1,277
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]	16,413	15,305
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	650	597
PNC Bank, National Association 3.30% 10/30/2024	1,110	1,100
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]	15,740	15,739
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]	800	790
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[6]	8,825	8,802
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	26,818	27,002
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029)[6]	500	501
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	700	759
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	3,900	3,902
Royal Bank of Canada 4.875% 1/12/2026	15,000	14,903
Royal Bank of Canada 4.90% 1/12/2028	400	396
Royal Bank of Canada 5.00% 2/1/2033	4,682	4,594
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]	5,835	5,803
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	319	314
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/2024	17,700	17,637
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/2026	866	807
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,439
Sumitomo Mitsui Financial Group, Inc. 5.716% 9/14/2028	400	407
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033	250	259
Swedbank AB 6.136% 9/12/2026[5]	15,000	15,228
Toronto-Dominion Bank (The) 5.156% 1/10/2028	11,070	11,045
Toronto-Dominion Bank (The) 5.523% 7/17/2028	2,665	2,690
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	5,209	5,519
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	4,900	4,874
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	112	112
U.S. Bancorp 2.40% 7/30/2024	2,400	2,387
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]	20,750	20,791
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	2,804	2,734
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	233	220
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	7,101	7,093
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,6]	960	957
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,6]	8,678	8,643
Intermediate Bond Fund of America — Page 22 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[5,6]	USD600	$601
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	750	603
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	18,673	18,373
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]	10,280	9,958
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	36,200	36,455
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	586	576
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	7,095	7,137
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	17,550	18,167
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	1,193	1,183
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[6]	158	139
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	3,293	2,841
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	6,964	6,856
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	325	346
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[6]	3,313	3,286
Willis North America, Inc. 4.65% 6/15/2027	800	784
		1,588,515
Utilities 3.52%
AEP Transmission Co., LLC 3.10% 12/1/2026	2,990	2,844
AEP Transmission Co., LLC 5.15% 4/1/2034	12,050	11,796
Alabama Power Co. 3.75% 9/1/2027	5,000	4,813
Ameren Corp. 1.75% 3/15/2028	500	440
American Electric Power Co., Inc. 4.30% 12/1/2028	8,285	7,948
American Transmission Systems, Inc. 2.65% 1/15/2032[5]	5,125	4,234
Avangrid, Inc. 3.20% 4/15/2025	13,439	13,150
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,157
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,000	4,208
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	4,975	4,633
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[5]	7,150	6,742
CMS Energy Corp. 3.00% 5/15/2026	16,350	15,627
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,919	7,251
Consumers Energy Co. 3.80% 11/15/2028	9,225	8,779
Consumers Energy Co. 4.90% 2/15/2029	17,514	17,399
Consumers Energy Co. 3.60% 8/15/2032	9,180	8,177
Consumers Energy Co. 4.625% 5/15/2033	1,420	1,357
DTE Energy Co. 5.10% 3/1/2029	850	839
Duke Energy Florida, LLC 1.75% 6/15/2030	21,616	17,805
Edison International 3.55% 11/15/2024	990	980
Edison International 4.95% 4/15/2025	4,429	4,396
Edison International 5.25% 11/15/2028	5,475	5,421
Edison International 6.95% 11/15/2029	125	133
Emera US Finance, LP 2.639% 6/15/2031	400	327
Enel Finance International NV 1.875% 7/12/2028[5]	1,375	1,210
Entergy Corp. 0.90% 9/15/2025	6,025	5,678
Entergy Corp. 1.90% 6/15/2028	15,593	13,650
Entergy Louisiana, LLC 0.95% 10/1/2024	17,683	17,409
Entergy Louisiana, LLC 2.40% 10/1/2026	9,647	9,043
Entergy Louisiana, LLC 3.12% 9/1/2027	5,000	4,705
Eversource Energy 4.20% 6/27/2024	3,000	2,997
Eversource Energy 1.40% 8/15/2026	17,138	15,657
Eversource Energy 5.95% 2/1/2029	15,675	15,991
Eversource Energy 5.50% 1/1/2034	5,000	4,898
Intermediate Bond Fund of America — Page 23 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 5.95% 7/15/2034	USD15,000	$15,123
FirstEnergy Corp. 2.05% 3/1/2025	18,947	18,421
FirstEnergy Corp. 1.60% 1/15/2026	31,080	29,193
FirstEnergy Corp. 2.65% 3/1/2030	13,665	11,754
FirstEnergy Corp. 2.25% 9/1/2030	7,514	6,209
FirstEnergy Corp., Series B, 4.15% 7/15/2027	20,000	19,060
FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]	3,340	3,304
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	19,725	17,883
Florida Power & Light Co. 2.85% 4/1/2025	3,250	3,185
Florida Power & Light Co. 3.30% 5/30/2027	528	501
Florida Power & Light Co. 4.40% 5/15/2028	22,660	22,157
Florida Power & Light Co. 5.15% 6/15/2029	30,000	30,101
Florida Power & Light Co. 4.80% 5/15/2033	864	839
Florida Power & Light Co. 5.30% 6/15/2034	325	326
Georgia Power Co. 4.65% 5/16/2028	1,700	1,671
Georgia Power Co. 5.25% 3/15/2034	4,145	4,119
Jersey Central Power & Light Co. 4.30% 1/15/2026[5]	20,446	20,037
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[5]	7,800	7,467
Monongahela Power Co. 3.55% 5/15/2027[5]	5,500	5,233
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,275	1,278
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	5,000	4,585
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	3,100	3,073
Northern States Power Co. 2.25% 4/1/2031	2,951	2,465
Oncor Electric Delivery Co., LLC 2.75% 6/1/2024	2,550	2,550
Pacific Gas and Electric Co. 3.40% 8/15/2024	2,808	2,793
Pacific Gas and Electric Co. 3.50% 6/15/2025	1,295	1,264
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,244	3,119
Pacific Gas and Electric Co. 2.95% 3/1/2026	600	573
Pacific Gas and Electric Co. 2.10% 8/1/2027	38,476	34,685
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,050	8,256
Pacific Gas and Electric Co. 3.75% 7/1/2028	3,553	3,311
Pacific Gas and Electric Co. 5.55% 5/15/2029	600	600
Pacific Gas and Electric Co. 2.50% 2/1/2031	34,291	28,269
Pacific Gas and Electric Co. 3.25% 6/1/2031	6,950	5,976
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,700	5,208
Pacific Gas and Electric Co. 5.90% 6/15/2032	791	797
Pacific Gas and Electric Co. 6.15% 1/15/2033	13,096	13,367
Pacific Gas and Electric Co. 6.40% 6/15/2033	943	979
Pacific Gas and Electric Co. 5.80% 5/15/2034	350	349
PacifiCorp 5.10% 2/15/2029	450	447
PacifiCorp 2.70% 9/15/2030	9,940	8,525
PacifiCorp 5.30% 2/15/2031	27,905	27,606
PacifiCorp 5.45% 2/15/2034	15,475	15,137
Progress Energy, Inc. 7.00% 10/30/2031	840	921
Public Service Company of Colorado 3.70% 6/15/2028	2,686	2,541
Public Service Company of Colorado 5.35% 5/15/2034	12,325	12,224
Public Service Electric and Gas Co. 3.00% 5/15/2025	5,734	5,611
Public Service Electric and Gas Co. 3.10% 3/15/2032	836	723
Public Service Electric and Gas Co. 5.20% 3/1/2034	4,157	4,134
San Diego Gas & Electric Co. 4.95% 8/15/2028	10,000	9,984
Southern California Edison Co. 4.70% 6/1/2027	17,084	16,844
Southern California Edison Co. 3.65% 3/1/2028	13,413	12,676
Southern California Edison Co. 5.30% 3/1/2028	5,000	5,013
Southern California Edison Co. 5.65% 10/1/2028	2,750	2,796
Intermediate Bond Fund of America — Page 24 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.15% 6/1/2029	USD13,626	$13,579
Southern California Edison Co. 2.85% 8/1/2029	14,832	13,225
Southern California Edison Co. 2.25% 6/1/2030	4,786	4,029
Southern California Edison Co. 2.50% 6/1/2031	6,539	5,459
Southern California Edison Co. 5.45% 6/1/2031	10,325	10,364
Southern California Edison Co. 2.75% 2/1/2032	11,151	9,319
Southern California Edison Co. 5.20% 6/1/2034	10,325	10,058
Southern California Gas Co. 2.55% 2/1/2030	4,500	3,907
Southwestern Electric Power Co. 1.65% 3/15/2026	13,068	12,233
WEC Energy Group, Inc. 5.60% 9/12/2026	10,050	10,095
WEC Energy Group, Inc. 5.15% 10/1/2027	16,000	15,938
WEC Energy Group, Inc. 2.20% 12/15/2028	3,450	3,031
Wisconsin Electric Power Co. 1.70% 6/15/2028	1,800	1,584
Xcel Energy, Inc. 1.75% 3/15/2027	3,229	2,927
Xcel Energy, Inc. 4.00% 6/15/2028	6,476	6,164
Xcel Energy, Inc. 2.60% 12/1/2029	9,000	7,831
Xcel Energy, Inc. 3.40% 6/1/2030	3,000	2,689
Xcel Energy, Inc. 2.35% 11/15/2031	2,858	2,295
Xcel Energy, Inc. 4.60% 6/1/2032	5,744	5,349
Xcel Energy, Inc. 5.45% 8/15/2033	825	810
Xcel Energy, Inc. 5.50% 3/15/2034	5,211	5,130
		852,972
Health care 3.46%
AbbVie, Inc. 2.60% 11/21/2024	15,428	15,214
AbbVie, Inc. 3.80% 3/15/2025	22,690	22,388
AbbVie, Inc. 2.95% 11/21/2026	1,609	1,529
AbbVie, Inc. 4.80% 3/15/2029	39,220	38,859
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,172
AbbVie, Inc. 4.95% 3/15/2031	27,550	27,331
AbbVie, Inc. 5.05% 3/15/2034	37,600	37,213
Amgen, Inc. 5.25% 3/2/2025	10,000	9,977
Amgen, Inc. 5.507% 3/2/2026	1,000	1,000
Amgen, Inc. 5.15% 3/2/2028	11,195	11,168
Amgen, Inc. 3.00% 2/22/2029	16,721	15,324
Amgen, Inc. 4.05% 8/18/2029	11,300	10,755
Amgen, Inc. 5.25% 3/2/2030	13,891	13,932
Amgen, Inc. 2.00% 1/15/2032	1,000	799
Amgen, Inc. 5.25% 3/2/2033	625	620
AstraZeneca Finance, LLC 1.20% 5/28/2026	34,347	31,788
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	4,960
AstraZeneca Finance, LLC 4.85% 2/26/2029	18,175	18,047
AstraZeneca Finance, LLC 4.90% 2/26/2031	12,375	12,293
AstraZeneca Finance, LLC 5.00% 2/26/2034	275	272
AstraZeneca PLC 0.70% 4/8/2026	16,128	14,881
Baxter International, Inc. 1.322% 11/29/2024	1,250	1,223
Baxter International, Inc. 1.915% 2/1/2027	1,000	913
Baxter International, Inc. 2.272% 12/1/2028	750	657
Baxter International, Inc. 2.539% 2/1/2032	675	549
Bayer US Finance, LLC 6.375% 11/21/2030[5]	550	563
Becton, Dickinson and Co. 4.874% 2/8/2029	16,350	16,142
Becton, Dickinson and Co. 5.11% 2/8/2034	400	390
Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,712
Bristol-Myers Squibb Co. 4.90% 2/22/2027	1,100	1,097
Intermediate Bond Fund of America — Page 25 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 4.90% 2/22/2029	USD21,571	$21,448
Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,250	11,229
Bristol-Myers Squibb Co. 2.95% 3/15/2032	869	746
Bristol-Myers Squibb Co. 5.20% 2/22/2034	27,044	26,879
Bristol-Myers Squibb Co. 2.55% 11/13/2050	1,216	713
Bristol-Myers Squibb Co. 3.70% 3/15/2052	1,264	925
Cencora, Inc. 2.70% 3/15/2031	500	424
Centene Corp. 2.45% 7/15/2028	6,905	6,094
Centene Corp. 2.50% 3/1/2031	9,520	7,765
Centene Corp. 2.625% 8/1/2031	3,790	3,087
Cigna Group (The) 1.25% 3/15/2026	5,419	5,042
Cigna Group (The) 5.00% 5/15/2029	12,475	12,365
Cigna Group (The) 5.125% 5/15/2031	650	643
Cigna Group (The) 5.25% 2/15/2034	450	441
CVS Health Corp. 3.625% 4/1/2027	5,440	5,202
CVS Health Corp. 1.30% 8/21/2027	20,000	17,642
CVS Health Corp. 5.00% 1/30/2029	600	592
CVS Health Corp. 5.40% 6/1/2029	15,240	15,226
CVS Health Corp. 3.25% 8/15/2029	1,705	1,540
CVS Health Corp. 5.125% 2/21/2030	500	492
CVS Health Corp. 5.25% 1/30/2031	4,880	4,807
CVS Health Corp. 1.875% 2/28/2031	3,295	2,623
CVS Health Corp. 5.55% 6/1/2031	17,280	17,238
CVS Health Corp. 5.25% 2/21/2033	251	244
CVS Health Corp. 5.70% 6/1/2034	1,439	1,433
Elevance Health, Inc. 2.375% 1/15/2025	33,250	32,598
Elevance Health, Inc. 4.90% 2/8/2026	6,009	5,956
Elevance Health, Inc. 4.75% 2/15/2033	3,001	2,879
EMD Finance, LLC 3.25% 3/19/2025[5]	21,792	21,404
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	20,500	20,750
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	500	513
Gilead Sciences, Inc. 5.25% 10/15/2033	2,250	2,253
Gilead Sciences, Inc. 5.55% 10/15/2053	2,070	2,056
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	3,025	2,977
HCA, Inc. 3.125% 3/15/2027	20,875	19,672
HCA, Inc. 5.20% 6/1/2028	825	819
HCA, Inc. 3.375% 3/15/2029	3,459	3,160
HCA, Inc. 2.375% 7/15/2031	3,023	2,467
Humana, Inc. 5.375% 4/15/2031	18,603	18,427
Johnson & Johnson 4.80% 6/1/2029	48,335	48,473
Johnson & Johnson 4.90% 6/1/2031	16,000	16,027
Johnson & Johnson 4.95% 6/1/2034	825	826
Laboratory Corp. of America Holdings 1.55% 6/1/2026	874	810
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	7,277	7,089
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	375	359
Merck & Co., Inc. 2.75% 2/10/2025	1,083	1,064
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,000	16,642
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	17,500	16,928
Roche Holdings, Inc. 2.314% 3/10/2027[5]	1,000	932
Roche Holdings, Inc. 1.93% 12/13/2028[5]	1,200	1,053
Roche Holdings, Inc. 4.79% 3/8/2029[5]	10,000	9,938
Roche Holdings, Inc. 2.076% 12/13/2031[5]	800	651
Roche Holdings, Inc. 4.985% 3/8/2034[5]	500	495
Solventum Corp. 5.40% 3/1/2029[5]	15,000	14,913
Intermediate Bond Fund of America — Page 26 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	USD2,703	$2,373
UnitedHealth Group, Inc. 2.375% 8/15/2024	8,045	7,991
UnitedHealth Group, Inc. 5.15% 10/15/2025	11,610	11,601
UnitedHealth Group, Inc. 1.15% 5/15/2026	13,937	12,915
UnitedHealth Group, Inc. 4.00% 5/15/2029	15,000	14,344
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	11,375
UnitedHealth Group, Inc. 4.90% 4/15/2031	650	640
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,873
Zoetis, Inc. 5.40% 11/14/2025	18,650	18,644
		838,495
Consumer discretionary 1.59%
Amazon.com, Inc. 4.70% 11/29/2024	30,000	29,911
Amazon.com, Inc. 4.60% 12/1/2025	850	845
Amazon.com, Inc. 1.00% 5/12/2026	1,000	926
Amazon.com, Inc. 3.30% 4/13/2027	875	838
Amazon.com, Inc. 1.20% 6/3/2027	625	561
Amazon.com, Inc. 1.65% 5/12/2028	650	577
American Honda Finance Corp. 0.55% 7/12/2024	13,727	13,653
American Honda Finance Corp. 1.20% 7/8/2025	15,273	14,593
American Honda Finance Corp. 1.00% 9/10/2025	13,000	12,299
American Honda Finance Corp. 1.30% 9/9/2026	7,960	7,299
American Honda Finance Corp. 2.00% 3/24/2028	725	649
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	650	636
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[5]	4,569	4,554
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	3,343	3,326
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]	8,975	8,261
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]	5,987	5,942
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	2,625	2,515
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	11,271	11,341
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	6,525	5,771
Ford Motor Co. 3.25% 2/12/2032	10,585	8,706
Ford Motor Co. 6.10% 8/19/2032	9,130	9,110
Ford Motor Credit Co., LLC 3.375% 11/13/2025	655	633
Ford Motor Credit Co., LLC 6.95% 3/6/2026	3,630	3,690
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,590	2,637
Ford Motor Credit Co., LLC 2.70% 8/10/2026	455	425
Ford Motor Credit Co., LLC 4.271% 1/9/2027	470	452
Ford Motor Credit Co., LLC 5.85% 5/17/2027	13,000	12,997
Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,832
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,158
Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	715
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,870
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	586
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,299
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,486
Ford Motor Credit Co., LLC 5.80% 3/8/2029	27,740	27,591
Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,966	4,785
Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	399
Ford Motor Credit Co., LLC 3.625% 6/17/2031	200	171
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,721	2,871
Ford Motor Credit Co., LLC 6.125% 3/8/2034	400	395
General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,400
Hyundai Capital America 1.80% 10/15/2025[5]	7,423	7,045
Intermediate Bond Fund of America — Page 27 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.50% 6/15/2026[5]	USD20,850	$19,194
Hyundai Capital America 5.30% 3/19/2027[5]	1,000	996
Hyundai Capital America 2.375% 10/15/2027[5]	745	674
Hyundai Capital America 6.50% 1/16/2029[5]	2,835	2,946
Marriott International, Inc. 5.00% 10/15/2027	10,000	9,947
Marriott International, Inc. 5.55% 10/15/2028	675	682
Marriott International, Inc. 4.90% 4/15/2029	4,708	4,631
Marriott International, Inc. 5.30% 5/15/2034	320	313
McDonald’s Corp. 5.00% 5/17/2029	21,431	21,389
McDonald’s Corp. 5.20% 5/17/2034	6,761	6,714
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	4,875	4,881
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[5]	9,800	9,183
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[5]	5,300	5,316
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,289
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	4,050	3,689
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	5,000	5,058
Toyota Motor Credit Corp. 5.20% 5/15/2026	1,335	1,335
Toyota Motor Credit Corp. 4.45% 5/18/2026	12,765	12,593
Toyota Motor Credit Corp. 1.125% 6/18/2026	1,770	1,633
Toyota Motor Credit Corp. 1.90% 1/13/2027	3,075	2,838
Toyota Motor Credit Corp. 1.90% 4/6/2028	9,400	8,403
Toyota Motor Credit Corp. 5.05% 5/16/2029	500	499
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]	3,086	3,056
		385,009
Industrials 1.37%
BAE Systems PLC 5.125% 3/26/2029[5]	550	546
BAE Systems PLC 5.25% 3/26/2031[5]	10,387	10,303
BAE Systems PLC 5.30% 3/26/2034[5]	200	197
Boeing Co. 2.75% 2/1/2026	20,292	19,212
Boeing Co. 2.196% 2/4/2026	22,066	20,718
Boeing Co. 6.259% 5/1/2027[5]	738	743
Boeing Co. 3.25% 2/1/2028	10,621	9,682
Boeing Co. 6.298% 5/1/2029[5]	9,352	9,432
Boeing Co. 5.15% 5/1/2030	3,959	3,779
Boeing Co. 3.625% 2/1/2031	274	238
Boeing Co. 6.388% 5/1/2031[5]	7,139	7,225
Boeing Co. 6.528% 5/1/2034[5]	122	124
Canadian National Railway Co. 5.85% 11/1/2033	500	527
Canadian Pacific Railway Co. 1.75% 12/2/2026	10,248	9,412
Carrier Global Corp. 5.80% 11/30/2025	10,900	10,953
Carrier Global Corp. 2.722% 2/15/2030	715	628
Carrier Global Corp. 2.70% 2/15/2031	715	612
Carrier Global Corp. 5.90% 3/15/2034	4,250	4,418
Emerson Electric Co. 1.80% 10/15/2027	6,753	6,123
General Dynamics Corp. 1.15% 6/1/2026	21,150	19,560
General Dynamics Corp. 2.25% 6/1/2031	273	229
Honeywell International, Inc. 2.30% 8/15/2024	24,100	23,947
Honeywell International, Inc. 5.00% 3/1/2035	450	444
Ingersoll-Rand, Inc. 5.197% 6/15/2027	1,200	1,200
Ingersoll-Rand, Inc. 5.176% 6/15/2029	17,848	17,813
Ingersoll-Rand, Inc. 5.314% 6/15/2031	4,774	4,780
Ingersoll-Rand, Inc. 5.45% 6/15/2034	80	80
L3Harris Technologies, Inc. 5.40% 1/15/2027	15,775	15,827
Intermediate Bond Fund of America — Page 28 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
L3Harris Technologies, Inc. 5.40% 7/31/2033	USD6,114	$6,067
Lockheed Martin Corp. 4.95% 10/15/2025	11,100	11,073
Lockheed Martin Corp. 5.10% 11/15/2027	8,960	9,008
Lockheed Martin Corp. 4.45% 5/15/2028	7,193	7,074
Lockheed Martin Corp. 4.50% 2/15/2029	7,133	7,001
Lockheed Martin Corp. 5.25% 1/15/2033	337	342
Lockheed Martin Corp. 4.75% 2/15/2034	10	10
Lockheed Martin Corp. 4.80% 8/15/2034	9,169	8,923
Masco Corp. 1.50% 2/15/2028	4,158	3,627
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,268
Norfolk Southern Corp. 4.45% 3/1/2033	69	65
Northrop Grumman Corp. 4.70% 3/15/2033	8,652	8,326
RTX Corp. 5.00% 2/27/2026	4,046	4,029
RTX Corp. 5.75% 11/8/2026	25,000	25,254
RTX Corp. 1.90% 9/1/2031	788	627
RTX Corp. 2.375% 3/15/2032	425	346
RTX Corp. 6.10% 3/15/2034	243	254
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[5]	4,172	3,898
Union Pacific Corp. 4.75% 2/21/2026	10,000	9,938
Union Pacific Corp. 2.15% 2/5/2027	1,500	1,393
Union Pacific Corp. 2.375% 5/20/2031	382	323
Union Pacific Corp. 2.80% 2/14/2032	537	460
Veralto Corp. 5.35% 9/18/2028[5]	10,000	10,017
Waste Management, Inc. 4.875% 2/15/2029	10,500	10,463
Waste Management, Inc. 4.625% 2/15/2030	400	392
		331,930
Consumer staples 1.20%
7-Eleven, Inc. 0.95% 2/10/2026[5]	4,431	4,111
7-Eleven, Inc. 1.30% 2/10/2028[5]	3,825	3,322
7-Eleven, Inc. 1.80% 2/10/2031[5]	7,927	6,329
Altria Group, Inc. 2.35% 5/6/2025	3,446	3,344
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,571
Altria Group, Inc. 3.40% 5/6/2030	226	203
Altria Group, Inc. 2.45% 2/4/2032	444	357
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	11,000	10,929
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	400	393
BAT Capital Corp. 2.789% 9/6/2024	35,000	34,720
BAT Capital Corp. 3.215% 9/6/2026	24,161	23,006
BAT Capital Corp. 6.343% 8/2/2030	4,369	4,558
BAT Capital Corp. 5.834% 2/20/2031	650	659
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,284
BAT International Finance PLC 4.448% 3/16/2028	500	483
BAT International Finance PLC 5.931% 2/2/2029	12,881	13,164
Campbell Soup Co. 5.20% 3/21/2029	12,249	12,195
Campbell Soup Co. 5.40% 3/21/2034	262	259
Coca-Cola Co. 1.00% 3/15/2028	20,250	17,648
Conagra Brands, Inc. 1.375% 11/1/2027	12,825	11,230
Constellation Brands, Inc. 5.00% 2/2/2026	1,000	999
Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,265
Constellation Brands, Inc. 4.80% 1/15/2029	555	545
Constellation Brands, Inc. 4.75% 5/9/2032	122	117
Constellation Brands, Inc. 4.90% 5/1/2033	245	236
J. M. Smucker Co. (The) 5.90% 11/15/2028	5,107	5,244
Intermediate Bond Fund of America — Page 29 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
J. M. Smucker Co. (The) 6.20% 11/15/2033	USD2,788	$2,914
Nestle Holdings, Inc. 1.15% 1/14/2027[5]	19,110	17,313
PepsiCo, Inc. 1.625% 5/1/2030	2,236	1,862
PepsiCo, Inc. 1.95% 10/21/2031	11,471	9,381
Philip Morris International, Inc. 1.50% 5/1/2025	12,728	12,285
Philip Morris International, Inc. 5.00% 11/17/2025	1,300	1,293
Philip Morris International, Inc. 5.125% 11/17/2027	19,946	19,914
Philip Morris International, Inc. 5.25% 9/7/2028	5,275	5,300
Philip Morris International, Inc. 4.875% 2/13/2029	725	715
Philip Morris International, Inc. 5.625% 11/17/2029	2,320	2,364
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,051
Philip Morris International, Inc. 5.125% 2/13/2031	11,166	10,995
Philip Morris International, Inc. 5.75% 11/17/2032	281	287
Philip Morris International, Inc. 5.375% 2/15/2033	300	298
Philip Morris International, Inc. 5.625% 9/7/2033	400	404
Philip Morris International, Inc. 5.25% 2/13/2034	211	207
Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,182
Procter & Gamble Co. 1.00% 4/23/2026	3,286	3,059
Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,333
Procter & Gamble Co. 1.20% 10/29/2030	1,000	806
Walmart, Inc. 4.00% 4/15/2026	1,300	1,279
Walmart, Inc. 3.90% 4/15/2028	800	777
		291,190
Information technology 0.70%
Analog Devices, Inc. 1.70% 10/1/2028	2,583	2,262
Analog Devices, Inc. 5.05% 4/1/2034	3,254	3,236
Apple, Inc. 1.80% 9/11/2024	2,200	2,179
Broadcom, Inc. 3.15% 11/15/2025	1,650	1,596
Broadcom, Inc. 1.95% 2/15/2028[5]	2,935	2,612
Broadcom, Inc. 3.469% 4/15/2034[5]	550	464
Cisco Systems, Inc. 4.85% 2/26/2029	34,762	34,671
Cisco Systems, Inc. 4.95% 2/26/2031	11,711	11,649
Cisco Systems, Inc. 5.05% 2/26/2034	19,934	19,818
Intel Corp. 4.875% 2/10/2026	10,000	9,938
Intel Corp. 4.875% 2/10/2028	5,313	5,276
Intuit, Inc. 0.95% 7/15/2025	1,455	1,386
Intuit, Inc. 1.35% 7/15/2027	1,325	1,187
Microchip Technology, Inc. 5.05% 3/15/2029	45,800	45,413
Microsoft Corp. 2.40% 8/8/2026	1,377	1,305
Oracle Corp. 1.65% 3/25/2026	2,540	2,377
Oracle Corp. 4.90% 2/6/2033	500	483
Salesforce, Inc. 1.50% 7/15/2028	7,650	6,694
ServiceNow, Inc. 1.40% 9/1/2030	600	483
Texas Instruments, Inc. 4.60% 2/8/2029	13,558	13,430
Texas Instruments, Inc. 4.85% 2/8/2034	2,084	2,053
		168,512
Communication services 0.69%
AT&T, Inc. 1.70% 3/25/2026	2,567	2,404
AT&T, Inc. 2.30% 6/1/2027	1,250	1,149
AT&T, Inc. 4.35% 3/1/2029	2,500	2,412
AT&T, Inc. 2.75% 6/1/2031	750	637
AT&T, Inc. 5.40% 2/15/2034	310	308
Intermediate Bond Fund of America — Page 30 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 6.10% 6/1/2029	USD429	$430
Charter Communications Operating, LLC 2.30% 2/1/2032	1,631	1,251
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	8,791
Charter Communications Operating, LLC 6.65% 2/1/2034	375	380
Comcast Corp. 2.65% 2/1/2030	2,000	1,756
Comcast Corp. 5.30% 6/1/2034	23,413	23,404
Netflix, Inc. 5.875% 11/15/2028	6,633	6,826
Netflix, Inc. 5.375% 11/15/2029[5]	3,172	3,194
Netflix, Inc. 4.875% 6/15/2030[5]	203	199
SBA Tower Trust 1.631% 11/15/2026[5]	13,740	12,418
T-Mobile USA, Inc. 3.50% 4/15/2025	19,675	19,309
T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	7,019
T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	27,817
T-Mobile USA, Inc. 2.05% 2/15/2028	950	849
T-Mobile USA, Inc. 4.80% 7/15/2028	13,600	13,383
T-Mobile USA, Inc. 4.85% 1/15/2029	10,560	10,403
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,286
T-Mobile USA, Inc. 2.55% 2/15/2031	2,383	2,010
T-Mobile USA, Inc. 2.875% 2/15/2031	500	430
T-Mobile USA, Inc. 5.05% 7/15/2033	185	180
T-Mobile USA, Inc. 5.75% 1/15/2034	400	410
Verizon Communications, Inc. 1.75% 1/20/2031	1,500	1,206
Verizon Communications, Inc. 2.55% 3/21/2031	8,239	6,949
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,458	7,333
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,000	948
		167,091
Energy 0.63%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,006	2,779
BP Capital Markets America, Inc. 2.721% 1/12/2032	700	594
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,767
Chevron Corp. 1.554% 5/11/2025	10,000	9,657
Chevron Corp. 1.995% 5/11/2027	7,111	6,554
Chevron USA, Inc. 0.687% 8/12/2025	3,543	3,368
Chevron USA, Inc. 1.018% 8/12/2027	2,992	2,649
ConocoPhillips Co. 5.05% 9/15/2033	315	311
Continental Resources, Inc. 2.875% 4/1/2032[5]	163	132
Diamondback Energy, Inc. 5.20% 4/18/2027	900	898
Diamondback Energy, Inc. 5.15% 1/30/2030	8,697	8,619
Diamondback Energy, Inc. 5.40% 4/18/2034	203	200
Energy Transfer, LP 6.10% 12/1/2028	13,150	13,507
Eni SpA 5.50% 5/15/2034[5]	5,093	5,061
Enterprise Products Operating, LLC 5.05% 1/10/2026	12,361	12,329
Exxon Mobil Corp. 2.019% 8/16/2024	7,299	7,252
Exxon Mobil Corp. 2.992% 3/19/2025	5,000	4,909
Exxon Mobil Corp. 2.61% 10/15/2030	5,550	4,849
Kinder Morgan, Inc. 5.00% 2/1/2029	15,121	14,901
Kinder Morgan, Inc. 5.20% 6/1/2033	319	308
Kinder Morgan, Inc. 5.40% 2/1/2034	151	148
ONEOK, Inc. 5.55% 11/1/2026	6,185	6,202
ONEOK, Inc. 5.65% 11/1/2028	3,488	3,527
ONEOK, Inc. 6.05% 9/1/2033	510	522
Pioneer Natural Resources Co. 1.125% 1/15/2026	6,015	5,629
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]	1,920	1,816
Intermediate Bond Fund of America — Page 31 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 2.00% 11/7/2024	USD3,200	$3,152
TotalEnergies Capital International SA 2.434% 1/10/2025	3,735	3,667
TotalEnergies Capital SA 5.15% 4/5/2034	288	287
Williams Companies, Inc. 4.90% 3/15/2029	22,840	22,447
Williams Companies, Inc. 5.15% 3/15/2034	3,698	3,591
		151,632
Real estate 0.42%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,002
American Tower Corp. 1.45% 9/15/2026	3,385	3,096
COPT Defense Properties, LP 2.25% 3/15/2026	3,253	3,063
COPT Defense Properties, LP 2.00% 1/15/2029	445	377
COPT Defense Properties, LP 2.75% 4/15/2031	1,289	1,062
Crown Castle, Inc. 5.00% 1/11/2028	10,045	9,888
Crown Castle, Inc. 5.80% 3/1/2034	450	453
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	110	109
Equinix, Inc. 2.625% 11/18/2024	2,000	1,972
Equinix, Inc. 1.25% 7/15/2025	1,850	1,762
Equinix, Inc. 1.80% 7/15/2027	650	584
Equinix, Inc. 2.00% 5/15/2028	4,630	4,074
Equinix, Inc. 2.15% 7/15/2030	650	539
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	253	223
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	228	179
Kilroy Realty, LP 6.25% 1/15/2036	2,096	2,013
Prologis, LP 4.875% 6/15/2028	9,286	9,219
Prologis, LP 5.00% 3/15/2034	305	298
Public Storage Operating Co. (USD-SOFR Index + 0.70%) 1.833% 4/16/2027[3]	12,055	12,147
Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,353
Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,668
Scentre Group Trust 1 3.25% 10/28/2025[5]	1,360	1,317
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,664
VICI Properties, LP 4.375% 5/15/2025	10,073	9,940
VICI Properties, LP 4.75% 2/15/2028	24,004	23,302
VICI Properties, LP 4.95% 2/15/2030	600	575
WEA Finance, LLC 3.75% 9/17/2024[5]	3,790	3,760
		100,639
Materials 0.22%
Anglo American Capital PLC 5.375% 4/1/2025[5]	10,000	9,957
ArcelorMittal SA 3.60% 7/16/2024	2,058	2,052
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	500	495
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	275	275
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,693
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	150	149
Celanese US Holdings, LLC 6.05% 3/15/2025	812	813
Celanese US Holdings, LLC 6.165% 7/15/2027	3,000	3,042
Celanese US Holdings, LLC 6.35% 11/15/2028	774	795
Celanese US Holdings, LLC 6.33% 7/15/2029	2,500	2,568
Celanese US Holdings, LLC 6.70% 11/15/2033	231	243
Dow Chemical Co. (The) 5.15% 2/15/2034	10,146	9,964
Eastman Chemical Co. 5.625% 2/20/2034	1,853	1,843
EIDP, Inc. 4.50% 5/15/2026	8,125	8,006
Linde, Inc. 1.10% 8/10/2030	3,755	3,009
LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,157
Intermediate Bond Fund of America — Page 32 of 53

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 2.25% 10/1/2030	USD1,192	$1,004
Nutrien, Ltd. 5.90% 11/7/2024	716	717
Sherwin-Williams Co. 2.20% 3/15/2032	475	383
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,056
		53,221
Total corporate bonds, notes & loans		4,929,206
U.S. Treasury bonds & notes 18.07% U.S. Treasury 17.23%
U.S. Treasury 1.75% 7/31/2024	36,290	36,084
U.S. Treasury 3.25% 8/31/2024	3,000	2,984
U.S. Treasury 4.25% 9/30/2024	8,916	8,883
U.S. Treasury 2.125% 11/30/2024	178	175
U.S. Treasury 4.50% 11/30/2024	27,500	27,387
U.S. Treasury 4.625% 2/28/2025[7]	865,865	861,975
U.S. Treasury 1.75% 3/15/2025	12,000	11,682
U.S. Treasury 3.875% 3/31/2025	4,538	4,489
U.S. Treasury 3.875% 4/30/2025	20,000	19,763
U.S. Treasury 4.25% 5/31/2025	73,154	72,485
U.S. Treasury 4.625% 6/30/2025	66,757	66,391
U.S. Treasury 0.25% 7/31/2025	16,000	15,136
U.S. Treasury 4.75% 7/31/2025	5,413	5,391
U.S. Treasury 3.125% 8/15/2025	26,000	25,408
U.S. Treasury 3.50% 9/15/2025	43,238	42,394
U.S. Treasury 3.00% 9/30/2025	15,033	14,641
U.S. Treasury 5.00% 9/30/2025	17,000	16,984
U.S. Treasury 3.00% 10/31/2025	5,076	4,936
U.S. Treasury 5.00% 10/31/2025	7,504	7,499
U.S. Treasury 4.50% 11/15/2025	375	372
U.S. Treasury 4.875% 11/30/2025	50,000	49,892
U.S. Treasury 0.375% 12/31/2025	25,000	23,265
U.S. Treasury 4.25% 12/31/2025	5,586	5,523
U.S. Treasury 4.25% 1/31/2026	340,647	336,784
U.S. Treasury 4.00% 2/15/2026	66,558	65,523
U.S. Treasury 0.50% 2/28/2026	45,000	41,700
U.S. Treasury 4.625% 2/28/2026	8,316	8,272
U.S. Treasury 4.50% 3/31/2026	200,000	198,571
U.S. Treasury 0.75% 4/30/2026	67,750	62,701
U.S. Treasury 4.875% 4/30/2026	98,156	98,130
U.S. Treasury 3.625% 5/15/2026	42,104	41,129
U.S. Treasury 4.875% 5/31/2026	202,244	202,252
U.S. Treasury 4.50% 7/15/2026	8,050	7,995
U.S. Treasury 4.375% 8/15/2026	17,081	16,923
U.S. Treasury 0.75% 8/31/2026	308	282
U.S. Treasury 4.625% 9/15/2026	17,600	17,533
U.S. Treasury 4.625% 10/15/2026	15,000	14,950
U.S. Treasury 4.625% 11/15/2026	228	227
U.S. Treasury 4.375% 12/15/2026	65,000	64,438
U.S. Treasury 4.00% 1/15/2027	26,000	25,541
U.S. Treasury 1.50% 1/31/2027	6,000	5,522
U.S. Treasury 4.125% 2/15/2027	3,500	3,448
U.S. Treasury 4.25% 3/15/2027	4,587	4,535
U.S. Treasury 2.375% 5/15/2027	500	469
Intermediate Bond Fund of America — Page 33 of 53

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 5/15/2027	USD85,350	$84,952
U.S. Treasury 2.625% 5/31/2027	140,000	132,092
U.S. Treasury 2.75% 7/31/2027	87,340	82,500
U.S. Treasury 4.125% 9/30/2027[7]	65,792	64,779
U.S. Treasury 4.125% 10/31/2027	30,000	29,529
U.S. Treasury 2.25% 11/15/2027	56,000	51,826
U.S. Treasury 3.875% 11/30/2027	40,000	39,053
U.S. Treasury 2.75% 2/15/2028	9,000	8,438
U.S. Treasury 1.125% 2/29/2028	8,000	7,057
U.S. Treasury 4.00% 2/29/2028	45,395	44,477
U.S. Treasury 3.625% 3/31/2028	10,965	10,601
U.S. Treasury 1.25% 5/31/2028	4,300	3,784
U.S. Treasury 3.625% 5/31/2028	13,661	13,196
U.S. Treasury 1.25% 6/30/2028	16,000	14,044
U.S. Treasury 1.00% 7/31/2028	— [2]	— [2]
U.S. Treasury 4.125% 7/31/2028[7]	200,000	196,727
U.S. Treasury 2.875% 8/15/2028	10,000	9,363
U.S. Treasury 1.125% 8/31/2028	58,000	50,399
U.S. Treasury 4.375% 8/31/2028	22,500	22,345
U.S. Treasury 1.375% 10/31/2028	67,250	58,821
U.S. Treasury 4.375% 11/30/2028	13,194	13,112
U.S. Treasury 4.00% 1/31/2029	534	522
U.S. Treasury 4.25% 2/28/2029	38,650	38,218
U.S. Treasury 4.125% 3/31/2029	1,250	1,229
U.S. Treasury 2.875% 4/30/2029	10,000	9,283
U.S. Treasury 4.625% 4/30/2029	8,849	8,892
U.S. Treasury 4.50% 5/31/2029	101,647	101,651
U.S. Treasury 3.875% 12/31/2029	24,000	23,244
U.S. Treasury 4.00% 2/28/2030	73,321	71,431
U.S. Treasury 0.625% 5/15/2030	2,500	1,999
U.S. Treasury 3.75% 5/31/2030	65,000	62,415
U.S. Treasury 4.00% 7/31/2030	3,963	3,855
U.S. Treasury 4.625% 9/30/2030	153,949	154,887
U.S. Treasury 4.875% 10/31/2030	58,958	60,137
U.S. Treasury 4.00% 1/31/2031	160	155
U.S. Treasury 4.25% 2/28/2031	2,355	2,320
U.S. Treasury 4.625% 4/30/2031	35,789	36,049
U.S. Treasury 1.625% 5/15/2031[7]	20,000	16,606
U.S. Treasury 4.625% 5/31/2031	19,361	19,503
U.S. Treasury 1.25% 8/15/2031	3,000	2,407
U.S. Treasury 1.875% 2/15/2032	10,000	8,306
U.S. Treasury 2.875% 5/15/2032[7]	4,960	4,424
U.S. Treasury 4.125% 11/15/2032	687	669
U.S. Treasury 3.50% 2/15/2033	3,200	2,972
U.S. Treasury 4.00% 2/15/2034	276	265
U.S. Treasury 4.375% 5/15/2034	61,582	61,010
U.S. Treasury 4.50% 8/15/2039	850	844
U.S. Treasury 1.875% 2/15/2041[7]	728	492
U.S. Treasury 2.25% 5/15/2041	177	127
U.S. Treasury 1.875% 2/15/2051	578	332
U.S. Treasury 2.375% 5/15/2051	662	429
		4,172,432
Intermediate Bond Fund of America — Page 34 of 53

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.84%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]	USD— [2]	$— [2]
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	102,888	100,973
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]	29,927	28,082
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	39,627	38,916
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]	30,403	23,696
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[8]	11,543	6,495
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[8]	6,207	6,002
		204,164
Total U.S. Treasury bonds & notes		4,376,596
Asset-backed obligations 12.91%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.626% 10/20/2031[1,3,5]	788	789
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD CME Term SOFR + 1.662%) 6.986% 11/18/2031[1,3,5]	916	918
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	952	956
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	1,580	1,553
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	4,990	5,008
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,5]	3,657	3,705
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	3,042	3,052
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	12,922	12,865
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,5]	11,947	11,960
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.324% 7/25/2036[1,3,5]	13,927	14,073
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.857% 1/19/2033[1,3,5]	2,500	2,523
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.44% 10/15/2029[1,3,5]	12,500	12,572
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[1,5]	13,022	13,026
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,5]	6,779	6,758
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,5]	14,735	14,625
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,5]	2,489	2,465
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]	140	137
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24% 4/16/2029[1]	12,283	12,447
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	18,528	18,047
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	4,022	3,920
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.698% 5/26/2031[1,3,5]	1,636	1,638
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	6,227	6,230
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[1]	12,733	12,762
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	7,946	7,951
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.509% 7/17/2030[1,3,5]	612	613
Apidos CLO, Series 2013-12, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.67% 4/15/2031[1,3,5]	1,279	1,283
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.596% 4/20/2031[1,3,5]	918	919
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.085% 1/20/2036[1,3,5]	750	759
ARES_2018-28RA FRN 7.421% 10/17/2030[1,3,5]	4,000	4,005
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	15,377	14,872
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	16,719	15,810
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	692	659
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	7,683	7,736
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	26,765	26,899
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,5]	16,901	16,739
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,5]	13,000	12,983
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	18,450	18,682
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,5]	6,590	6,721
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,5]	5,598	5,567
Intermediate Bond Fund of America — Page 35 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,5]	USD4,075	$4,098
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.485% 4/25/2034[1,3,5]	1,000	988
Bain Capital Credit CLO, Ltd., Series 2020-2, Class CR, (3-month USD CME Term SOFR + 2.412%) 7.738% 7/19/2034[1,3,5]	500	500
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.765% 7/25/2034[1,3,5]	2,000	2,004
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[1,3,5]	20,000	20,031
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.304% 4/25/2036[1,3,5]	1,143	1,155
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028[1]	7,806	7,784
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	6,989	6,852
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	3,281	3,135
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	1,561	1,531
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]	2,835	2,796
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.041% 5/17/2031[1,3,5]	1,995	1,996
Battalion CLO, Ltd., Series 2021-17, Class C, (3-month USD CME Term SOFR + 2.362%) 7.686% 3/9/2034[1,3,5]	1,000	1,000
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.164% 3/13/2037[1,3,5]	2,400	2,411
Benefit Street Partners CLO Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.504% 1/15/2033[1,3,5]	17,759	17,764
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.686% 1/20/2031[1,3,5]	500	501
Benefit Street Partners CLO, Ltd., Series 2019-19, Class DR, (3-month USD CME Term SOFR + 3.10%) 8.424% 1/15/2033[1,3,5]	3,000	3,003
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.191% 4/30/2031[1,3,5]	800	802
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.525% 7/20/2035[1,3,5]	9,873	9,953
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2035[1,3,5]	2,000	2,007
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]	3,044	3,038
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,5]	5,463	5,453
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,5]	2,926	2,916
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	10,753	10,831
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	6,237	6,229
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[1]	16,000	16,014
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	3,188	3,175
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	4,696	4,672
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	2,892	2,893
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.94% 4/15/2034[1,3,5]	923	921
Canyon Capital CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.20%) 7.529% 4/15/2035[1,3,5]	1,000	1,000
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD CME Term SOFR + 1.212%) 6.534% 8/14/2030[1,3,5]	191	192
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.621% 4/30/2031[1,3,5]	397	398
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[1]	712	712
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	1,417	1,416
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	4,595	4,593
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[1]	10,152	10,161
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	4,322	4,315
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029[1]	8,980	8,982
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.462%) 6.79% 10/15/2034[1,3,5]	250	251
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	2,866	2,874
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	2,047	2,053
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	106	100
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	564	569
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	11,692	10,280
Intermediate Bond Fund of America — Page 36 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	USD1,581	$1,478
Cathedral Lake, Ltd., CLO, Series 2021-8, Class C, (3-month USD CME Term SOFR + 2.882%) 8.206% 1/20/2035[1,3,5]	1,100	1,105
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[1,3,5]	15,176	15,190
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.079% 10/15/2034[1,3,5]	4,000	4,037
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.729% 3/22/2035[1,3,5]	2,000	2,006
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	47,336	44,678
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	6,983	6,030
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	38,170	34,794
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	43,629	42,802
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	11,395	11,081
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[1,5]	11,839	11,838
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,5]	7,207	7,181
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[1,5]	9,314	9,345
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[1,5]	2,119	2,108
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[1]	14,965	14,786
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	2,431	2,405
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	3,537	3,559
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[1]	10,715	10,696
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	7,369	7,414
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	10,093	10,185
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	3,057	2,744
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]	7,072	6,343
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	1,868	1,682
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]	3,498	3,094
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	11,163	11,163
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	9,158	9,167
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,5]	12,358	12,342
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.14% 10/15/2029[1,3,5]	400	400
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,5]	1,662	1,661
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]	4,591	4,580
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]	2,829	2,831
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,5]	9,182	9,186
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	1,768	1,764
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	6,529	6,490
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,5]	1,492	1,489
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,5]	238	238
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]	914	911
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.94% 10/15/2031[1,3,5]	1,000	1,002
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	17,064	17,063
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	8,561	8,575
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[1,5]	16,000	16,025
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,5]	4,107	4,108
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,5]	1,963	1,965
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,008	5,990
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	4,283	4,259
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	7,615	7,580
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]	30	30
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,5]	2,064	2,065
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,5]	2,449	2,447
Intermediate Bond Fund of America — Page 37 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	USD4,121	$4,122
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]	10,000	9,892
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	7,442	7,405
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[1,3,5]	10,386	10,396
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.69% 1/15/2031[1,3,5]	3,360	3,366
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.725% 10/20/2035[1,3,5]	3,000	3,008
Eaton Vance CDO, Ltd., CLO, Series 2019-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.69% 4/15/2031[1,3,5]	415	415
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	2,208	1,959
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[1,3,5]	12,000	12,058
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,5]	3,601	3,608
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]	5,167	5,109
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	2,814	2,785
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]	10,789	10,792
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,5]	3,045	3,027
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]	118	118
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]	396	395
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]	254	254
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	82	82
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	2,792	2,792
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[1]	14,496	14,486
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	6,712	6,699
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	3,628	3,625
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	2,926	2,914
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	5,806	5,806
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	4,938	4,942
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[1]	4,299	4,299
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	6,798	6,792
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	458	460
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	8,232	8,180
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	416	420
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	7,369	7,354
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	2,286	2,309
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	7,450	7,435
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	5,680	5,639
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	4,613	4,589
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	7,104	7,053
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	8,022	8,099
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	11,407	11,443
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	19,380	18,247
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,5]	5,783	5,787
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	3,022	3,012
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	4,486	4,472
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	474	476
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	320	322
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	8,063	8,030
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	1,874	1,857
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	14,819	14,455
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]	6,591	6,123
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	8,653	8,541
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]	38,713	38,889
Intermediate Bond Fund of America — Page 38 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.576% 4/23/2036[1,3,5]	USD2,000	$2,022
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.326% 4/23/2036[1,3,5]	984	998
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.699% 1/15/2030[1,3,5]	141	141
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.56% 10/15/2030[1,3,5]	1,180	1,182
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	7,543	6,837
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]	1,034	925
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	6,465	5,709
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	4,155	3,918
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	10,350	9,581
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	11,665	10,771
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	29,716	26,506
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	13,188	11,851
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,5]	18,620	18,658
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,5]	2,554	2,545
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,5]	3,870	3,871
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	4,733	4,725
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	585	586
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	529	532
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,5]	12,409	12,336
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,5]	2,531	2,520
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]	4,670	4,659
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,803	3,800
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	6,773	6,777
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	2,560	2,561
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]	1,165	1,164
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	3,487	3,570
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	13,906	14,245
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	5,716	5,668
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[1]	3,743	3,712
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	7,050	7,045
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.496% 11/20/2030[1,3,5]	544	545
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.498% 8/5/2030[1,3,5]	500	506
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.075% 10/25/2034[1,3,5]	2,000	2,007
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/28/2031[1,3,5]	3,799	3,805
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/15/2035[1,3,5]	882	889
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.279% 1/15/2035[1,3,5]	1,000	1,017
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 8.986% 1/22/2031[1,3,5]	286	285
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.446% 7/20/2031[1,3,5]	2,080	2,085
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.38% 1/20/2031[1,3,5]	2,834	2,847
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	15,801	15,537
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	3,904	3,835
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]	9,215	8,923
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]	14,390	14,080
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	48,147	43,735
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,580	1,431
Intermediate Bond Fund of America — Page 39 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]	USD14,882	$14,784
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]	9,606	9,749
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]	4,706	4,701
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	6,560	6,531
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[1]	3,626	3,631
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[1,5]	8,316	8,270
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,5]	2,315	2,302
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	5,611	5,583
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[1]	1,023	1,016
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.286% 4/22/2033[1,3,5]	500	506
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.29% 7/14/2031[1,3,5]	500	500
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.525% 4/20/2032[1,3,5]	14,585	14,605
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2032[1,3,5]	4,000	4,004
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	9,567	9,500
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.175% 7/20/2035[1,3,5]	13,951	13,963
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.59% 4/15/2031[1,3,5]	1,307	1,309
KKR Financial CLO, Ltd., Series 36, Class C, (3-month USD CME Term SOFR + 2.412%) 7.74% 10/15/2034[1,3,5]	3,000	3,000
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.796% 10/20/2034[1,3,5]	1,000	1,002
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]	1,157	1,152
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	3,949	3,947
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	1,600	1,574
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[1,5]	10,804	10,783
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	7,127	7,107
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	2,602	2,594
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	1,128	1,128
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	1,759	1,756
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[1,5]	17,341	17,417
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	3,538	3,554
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	656	659
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,5]	4,948	4,917
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	2,111	2,101
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,5]	5,730	5,753
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	1,508	1,497
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,5]	543	538
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	3,336	3,310
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,5]	3,507	3,469
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,5]	1,350	1,332
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	1,040	1,056
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	283	282
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,5]	832	830
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.669% 7/16/2031[1,3,5]	6,698	6,708
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[1,3,5]	26,687	26,754
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.235% 4/25/2032[1,3,5]	800	802
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 8.025% 1/20/2033[1,3,5]	4,285	4,297
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD CME Term SOFR + 1.442%) 6.769% 12/18/2030[1,3,5]	657	658
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.938% 7/23/2032[1,3,5]	2,400	2,401
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	7,634	7,638
Intermediate Bond Fund of America — Page 40 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[1]	USD738	$737
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	14,656	14,534
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[1]	7,429	7,354
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.886% 7/20/2031[1,3,5]	1,500	1,501
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.656% 4/20/2033[1,3,5]	2,500	2,500
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]	14,466	14,465
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	25,605	25,755
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.196% 5/20/2034[1,3,5]	2,700	2,713
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	4,934	4,348
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]	1,650	1,445
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	12,685	11,128
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	4,964	4,298
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	7,660	6,521
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	25,659	22,304
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	11,298	10,105
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	20,919	18,916
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	24,676	22,281
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	63,233	57,555
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.175% 4/20/2062[1,3,5]	15,858	15,743
Neuberger Berman Loan Advisers LaSalle Street Lending CLO Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.324% 10/25/2036[1,3,5]	1,000	1,014
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	151,033	133,878
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[1,3,5]	8,206	8,220
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2035[1,3,5]	750	754
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 1/20/2035[1,3,5]	4,000	4,015
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.075% 1/20/2035[1,3,5]	1,250	1,256
OCP CLO, Ltd., Series 2014-6A, Class BR2, (3-month USD CME Term SOFR + 1.90%) 7.206% 10/17/2030[1,3,5]	4,550	4,556
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[1,3,5]	4,041	4,050
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.559% 4/10/2033[1,3,5]	1,994	1,998
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.549% 4/16/2031[1,3,9]	1,163	1,165
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,5]	9,829	9,864
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	1,106	1,111
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	6,622	6,420
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	18,732	17,708
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	2,000	1,895
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]	175	147
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]	1,658	1,387
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.474% 10/25/2036[1,3,5]	757	778
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[1,3,5]	1,771	1,773
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.841% 5/20/2029[1,3,5]	6,000	6,009
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[1,3,5]	10,172	10,182
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[1,3,5]	8,556	8,558
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.379% 4/15/2030[1,3,5]	6,737	6,747
Intermediate Bond Fund of America — Page 41 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.073% 7/24/2031[1,3,5]	USD9,380	$9,398
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.623% 7/24/2031[1,3,5]	7,111	7,114
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.579% 10/17/2031[1,3,5]	1,648	1,651
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.806% 7/20/2034[1,3,5]	2,500	2,501
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	8,182	8,057
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	17,000	17,090
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	5,722	5,702
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]	3,145	2,919
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.275% 4/20/2036[1,3,5]	3,000	3,009
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.625% 4/20/2036[1,3,5]	429	430
PPM CLO, Ltd., Series 2020-4, Class CR, (3-month USD CME Term SOFR + 2.362%) 7.689% 10/18/2034[1,3,5]	3,250	3,250
PPM CLO, Ltd., Series 2021-5, Class D, (3-month USD CME Term SOFR + 3.312%) 8.639% 10/18/2034[1,3,5]	250	241
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	3,811	3,812
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,5]	3,199	3,193
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,5]	1,712	1,717
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.689% 7/25/2051[1,3,5]	1,750	1,739
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[1,3,5]	21,844	21,855
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.917% 4/17/2036[1,3,5]	3,000	3,007
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	1,486	1,489
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 6.666% 4/20/2034[1,3,5]	12,000	12,001
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[1,3,5]	12,000	12,009
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.846% 10/25/2031[1,3,5]	3,690	3,695
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	10,626	10,567
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.776% 10/20/2030[1,3,5]	993	994
RR Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.678% 7/15/2037[1,3,5]	5,000	5,000
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.059% 1/15/2036[1,3,5]	5,000	5,022
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]	3,661	3,656
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[1]	1,493	1,495
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	2,163	2,143
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]	2,592	2,587
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	5,118	5,119
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[1]	2,969	2,975
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	3,884	3,859
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	3,825	3,825
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	4,757	4,722
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	7,447	7,441
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	10,100	9,995
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	2,072	2,077
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	8,750	8,692
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	2,912	2,905
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	6,863	6,892
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	4,216	4,248
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,662	5,594
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	9,733	9,639
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[1]	20,569	20,582
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	5,950	5,928
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	12,138	12,197
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	1,325	1,315
Intermediate Bond Fund of America — Page 42 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	USD12,380	$12,268
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	1,162	1,183
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[1,5]	8,098	8,090
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	11,935	11,910
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[1,5]	3,438	3,441
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,5]	3,739	3,741
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	4,153	4,157
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	9,364	9,368
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	4,777	4,789
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.874% 11/15/2052[1,3,5]	3,787	3,838
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]	5,942	5,224
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,182	5,499
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.67% 4/15/2030[1,3,5]	4,917	4,920
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.566% 10/20/2030[1,3,5]	3,807	3,813
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 4/18/2031[1,3,5]	354	354
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.839% 4/18/2031[1,3,5]	800	800
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.84% 7/15/2034[1,3,5]	1,600	1,600
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	8,597	8,041
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	9,082	8,375
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	2,226	2,078
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	741	688
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.486% 12/28/2029[1,3,5]	524	525
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[1,3,5]	12,763	12,784
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	17,866	16,832
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[1,3,5]	19,000	19,029
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 8.073% 4/20/2036[1,3,5]	2,666	2,676
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.825% 10/20/2036[1,3,5]	2,000	2,088
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.825% 1/20/2037[1,3,5]	1,500	1,527
Symphony CLO, Ltd., Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 6.659% 1/17/2032[1,3,5]	529	530
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.624% 4/25/2034[1,3,5]	4,000	4,011
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.415% 10/25/2029[1,3,5]	1,679	1,681
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	30,490	30,600
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]	5,977	6,034
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	4,132	3,758
TCW CLO, Ltd., Series 2022-1, Class D1, (3-month USD CME Term SOFR + 3.48%) 8.805% 4/22/2033[1,3,5]	2,000	1,980
TCW CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.762%) 8.088% 8/16/2034[1,3,5]	1,000	1,000
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 9.258% 8/16/2034[1,3,5]	1,500	1,478
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.986% 4/20/2034[1,3,5]	750	732
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.819% 1/17/2030[1,3,5]	611	611
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	3,077	2,787
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,5]	2,551	2,312
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,5]	5,332	4,705
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	22,903	20,449
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[1,5]	694	690
Intermediate Bond Fund of America — Page 43 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[1,5]	USD14,656	$14,576
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,5]	26,891	25,819
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]	5,888	5,832
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	8,664	8,635
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	11,558	11,464
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[1]	5,269	5,219
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,5]	3,751	3,748
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.765% 4/25/2034[1,3,5]	500	485
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[1,3,5]	14,000	14,055
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.694% 4/25/2033[1,3,5]	2,645	2,649
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.785% 1/25/2035[1,3,5]	2,000	2,001
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.515% 7/20/2036[1,3,5]	1,000	1,025
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	21,034	18,748
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	3,617	3,283
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	4,523	3,959
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.668% 7/20/2031[1,3,5]	4,000	4,004
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.175% 7/20/2031[1,3,5]	4,000	4,005
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,5]	6,400	6,402
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.955% 10/20/2034[1,3,5]	15,500	15,532
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.47% 4/15/2027[1,3,9]	7	7
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,5]	4,294	4,300
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	7,000	6,987
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	17,354	17,262
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	9,888	9,839
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]	8,444	8,278
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]	14,481	14,295
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[1]	20,000	20,138
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	13,818	13,645
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,5]	5,212	5,144
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 6.706% 7/20/2032[1,3,5]	2,800	2,804
Vibrant CLO, Ltd., Series 2021-12, Class A2AR, (3-month USD CME Term SOFR + 1.90%) 7.236% 4/20/2034[1,3,5]	5,000	5,006
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.524% 10/15/2031[1,3,5]	13,532	13,532
Voya, Ltd., CLO, Series 2020-2, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.688% 7/19/2034[1,3,5]	665	667
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,5]	5,265	5,264
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,5]	440	439
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.476% 7/20/2029[1,3,5]	3	3
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/17/2031[1,3,5]	1,522	1,523
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.167% 4/15/2034[1,3,5]	700	700
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]	4,313	4,312
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]	5,553	5,546
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	5,925	5,924
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	10,000	10,010
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[1,5]	7,924	7,918
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,5]	4,589	4,580
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	12,500	12,529
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,5]	8,245	8,206
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]	16,800	16,812
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]	2,978	2,967
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	3,188	3,175
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	2,883	2,879
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	6,261	6,275
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,312	2,317
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,5]	5,770	5,748
Intermediate Bond Fund of America — Page 44 of 53

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	USD1,287	$1,295
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,5]	2,127	2,127
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,5]	2,146	2,142
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.24% 7/15/2030[1,3,5]	250	250
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.589% 10/18/2030[1,3,5]	1,063	1,065
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.525% 10/20/2030[1,3,5]	15,312	15,321
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.125% 10/20/2030[1,3,5]	3,000	3,010
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 7.886% 10/22/2031[1,3,5]	250	250
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.824% 4/25/2036[1,3,5]	1,750	1,759
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.824% 4/25/2036[1,3,5]	1,000	1,012
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]	6,414	6,370
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	8,630	8,651
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	947	944
		3,125,438
Bonds & notes of governments & government agencies outside the U.S. 1.95%
Alberta (Province of) 1.875% 11/13/2024	10,000	9,844
Asian Development Bank 4.125% 9/27/2024	23,876	23,773
Asian Development Bank 1.50% 10/18/2024	9,821	9,678
Asian Development Bank 2.50% 11/2/2027	2,787	2,595
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]	10,000	9,793
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]	10,000	9,403
Chile (Republic of) 4.85% 1/22/2029	6,885	6,772
Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	9,944
CPPIB Capital, Inc. 0.50% 9/16/2024[5]	6,052	5,968
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.34% 3/11/2026[3,5]	9,893	9,961
CPPIB Capital, Inc. 0.875% 9/9/2026[5]	12,181	11,116
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]	22,926	22,327
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]	6,158	5,656
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]	2,296	1,872
European Investment Bank 2.25% 6/24/2024	2,215	2,211
European Investment Bank 0.75% 10/26/2026	10,357	9,412
European Investment Bank 4.00% 2/15/2029	6,351	6,189
Inter-American Development Bank 0.50% 9/23/2024	10,000	9,851
Inter-American Development Bank 1.75% 3/14/2025	1,704	1,658
Inter-American Development Bank 4.50% 5/15/2026	8,404	8,332
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025	3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025	14,923	14,413
International Development Assn. 0.375% 9/23/2025[5]	20,000	18,801
Italy (Republic of) 2.375% 10/17/2024	27,000	26,662
Japan Bank for International Cooperation 2.875% 4/14/2025	17,670	17,293
Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,420
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,094
Kommunalbanken 0.50% 10/21/2024[5]	6,638	6,517
Kommunalbanken 0.375% 9/11/2025[5]	25,000	23,531
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[5]	7,867	7,850
OMERS Finance Trust 3.50% 4/19/2032[5]	2,494	2,262
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]	23,131	21,076
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]	31,138	29,558
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]	5,070	4,224
Intermediate Bond Fund of America — Page 45 of 53

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)		Principal amount (000)	Value (000)
Poland (Republic of) 3.25% 4/6/2026		USD472	$457
Portuguese Republic 5.125% 10/15/2024		24,000	23,944
PSP Capital, Inc. 1.625% 10/26/2028[5]		12,052	10,551
Quebec Canada (Province of) 0.60% 7/23/2025		29,200	27,717
Saskatchewan (Province of) 3.25% 6/8/2027		10,528	10,043
Sweden (Kingdom of) 4.375% 1/30/2026[5]		6,020	5,955
Swedish Export Credit Corp. 3.625% 9/3/2024		22,643	22,532
United Mexican States 6.00% 5/7/2036		10,000	9,838
			473,097
Federal agency bonds & notes 0.17%
Fannie Mae 0.875% 8/5/2030[7]		21,412	17,138
Federal Farm Credit Banks 1.75% 2/14/2025		17,842	17,416
Federal Farm Credit Banks 1.60% 7/13/2033		1,463	1,123
Tennessee Valley Authority 3.875% 3/15/2028		6,518	6,344
			42,021
Municipals 0.17% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028		11,085	9,996
Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		11,385	10,879
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		3,785	3,413
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		3,805	3,207
			17,499
New York 0.06%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)		15,255	13,636
Total municipals			41,131
Total bonds, notes & other debt instruments (cost: $24,168,543,000)			23,660,314
Preferred securities 0.01% Financials 0.01%		Shares
CoBank, ACB, Class E, 6.739% noncumulative preferred shares[5]		4,000	3,200
Total preferred securities (cost: $3,985,000)			3,200
Short-term securities 13.66% Money market investments 13.32%
Capital Group Central Cash Fund 5.36%[10,11]		32,257,380	3,226,383
U.S. Treasury bills 0.34%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 4/17/2025	4.864%	USD85,000	81,278
Total short-term securities (cost: $3,306,833,000)			3,307,661
Intermediate Bond Fund of America — Page 46 of 53

unaudited
Options purchased (equity style) 0.00%	Value (000)
Options purchased (equity style)*	$189
Total options purchased (equity style) (cost: $1,256,000)	189
Total investment securities 111.37% (cost: $27,480,617,000)	26,971,364
Total options written† 0.00% (premium received: $1,815,000)	(942)
Other assets less liabilities (11.37)%	(2,754,387)
Net assets 100.00%	$24,216,035
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2024 (000)
Call
3 Month SOFR Futures Option	546	6/14/2024	USD96.00	USD136,500	$10
3 Month SOFR Futures Option	150	6/14/2024	96.50	37,500	1
3 Month SOFR Futures Option	253	12/13/2024	96.50	63,250	87
3 Month SOFR Futures Option	1,316	12/13/2024	97.50	329,000	41
					$139
Put
3 Month SOFR Futures Option	1,316	12/13/2024	USD94.38	USD329,000	$50
					$189
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2024 (000)
Call
3 Month SOFR Futures Option	547	6/14/2024	USD96.00	USD136,750	$(120)
3 Month SOFR Futures Option	149	6/14/2024	96.50	37,250	(2)
3 Month SOFR Futures Option	658	12/13/2024	95.75	164,500	(119)
3 Month SOFR Futures Option	253	12/13/2024	96.50	63,250	(104)
					$(345)
Put
3 Month SOFR Futures Option	658	12/13/2024	USD95.25	USD164,500	$(597)
					$(942)
Intermediate Bond Fund of America — Page 47 of 53

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2024 (000)
3 Month SOFR Futures	Long	538	12/18/2024	USD127,533	$(122)
3 Month SOFR Futures	Long	9,680	3/19/2025	2,299,726	(3,601)
3 Month SOFR Futures	Long	5,716	9/17/2025	1,363,980	982
2 Year U.S. Treasury Note Futures	Long	32,530	10/3/2024	6,626,463	(2,451)
5 Year U.S. Treasury Note Futures	Long	65,476	10/3/2024	6,927,157	(9,346)
10 Year U.S. Treasury Note Futures	Long	5,071	9/30/2024	551,709	(578)
10 Year Ultra U.S. Treasury Note Futures	Short	5,326	9/30/2024	(596,678)	3,734
20 Year U.S. Treasury Bond Futures	Short	11,978	9/30/2024	(1,390,197)	12,247
30 Year Ultra U.S. Treasury Bond Futures	Short	1,001	9/30/2024	(122,560)	784
					$1,649
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD231,800	$(204)	$—	$(204)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	(417)	—	(417)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(450)	—	(450)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	35,882	(32)	—	(32)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	170,100	(154)	—	(154)
4.8195%	Annual	SOFR	Annual	9/1/2025	42,000	(146)	—	(146)
4.74674%	Annual	SOFR	Annual	11/9/2025	597,000	(2,350)	—	(2,350)
4.7575%	Annual	SOFR	Annual	11/9/2025	849,400	(3,219)	—	(3,219)
4.75908%	Annual	SOFR	Annual	11/9/2025	943,600	(3,555)	—	(3,555)
4.776%	Annual	SOFR	Annual	3/15/2026	70,600	(113)	—	(113)
4.26959%	Annual	SOFR	Annual	3/31/2026	82,000	(822)	—	(822)
4.28066%	Annual	SOFR	Annual	3/31/2026	84,600	(831)	—	(831)
4.8755%	Annual	SOFR	Annual	4/18/2026	160,000	74	—	74
4.659%	Annual	SOFR	Annual	5/17/2026	77,200	(227)	—	(227)
3.616%	Annual	SOFR	Annual	2/20/2028	41,900	(268)	—	(268)
3.624%	Annual	SOFR	Annual	2/20/2028	87,000	(544)	—	(544)
SOFR	Annual	4.1405%	Annual	2/28/2031	20,960	71	—	71
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	3	—	3
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	(77)	—	(77)
SOFR	Annual	4.061%	Annual	8/24/2033	22,000	154	—	154
SOFR	Annual	3.9519%	Annual	8/25/2033	22,000	336	—	336
SOFR	Annual	3.8275%	Annual	9/1/2033	17,900	443	—	443
SOFR	Annual	4.18799%	Annual	11/9/2033	139,500	(382)	—	(382)
SOFR	Annual	4.19658%	Annual	11/9/2033	223,100	(759)	—	(759)
SOFR	Annual	4.205%	Annual	11/9/2033	199,400	(808)	—	(808)
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	987	—	987
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	21,908	—	21,908
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	868	—	868
SOFR	Annual	3.6765%	Annual	2/20/2054	7,056	283	—	283
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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6815%	Annual	2/20/2054	USD5,400	$212	$—	$212
SOFR	Annual	3.7205%	Annual	2/21/2054	4,544	148	—	148
						$10,129	$—	$10,129
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD166,152	$(3,716)	$(3,686)	$(30)
Investments in affiliates11

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 13.32%
Money market investments 13.32%
Capital Group Central Cash Fund 5.36%[10]	$3,620,380	$6,353,880	$6,748,491	$55	$559	$3,226,383	$130,635
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.549% 4/16/2031[1,3]	10/28/2022	$1,144	$1,165	.00%[12]
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.47% 4/15/2027[1,3]	10/4/2022	7	7	.00 [12]
Total		$1,151	$1,172	.00%[12]

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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,047,154,000, which represented 20.84% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $165,184,000, which represented .68% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,172,000, which represented less than .01% of the net assets of the fund.

[10]	Rate represents the seven-day yield at 5/31/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

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Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $1,596,217,000. The average month-end notional amount of futures contracts while held was $20,816,272,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,717,801,000 and $256,849,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,672,825	$—	$10,672,825
Corporate bonds, notes & loans	—	4,929,206	—	4,929,206
U.S. Treasury bonds & notes	—	4,376,596	—	4,376,596
Asset-backed obligations	—	3,125,438	—	3,125,438
Bonds & notes of governments & government agencies outside the U.S.	—	473,097	—	473,097
Federal agency bonds & notes	—	42,021	—	42,021
Municipals	—	41,131	—	41,131
Preferred securities	—	3,200	—	3,200
Short-term securities	3,226,383	81,278	—	3,307,661
Options purchased on futures (equity style)	189	—	—	189
Total	$3,226,572	$23,744,792	$—	$26,971,364

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,747	$—	$—	$17,747
Unrealized appreciation on centrally cleared interest rate swaps	—	25,487	—	25,487
Liabilities:
Value of options written	(942)	—	—	(942)
Unrealized depreciation on futures contracts	(16,098)	—	—	(16,098)
Unrealized depreciation on centrally cleared interest rate swaps	—	(15,358)	—	(15,358)
Unrealized depreciation on centrally cleared credit default swaps	—	(30)	—	(30)
Total	$707	$10,099	$—	$10,806
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate

Fin. = Finance
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Intermediate Bond Fund of America — Page 52 of 53

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-023-0724
Intermediate Bond Fund of America — Page 53 of 53